UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443
Name of Registrant: Vanguard Whitehall Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2014
Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (93.1%)[1]
Australia (4.1%)
Computershare Ltd.	1,807,482	17,608
Amcor Ltd.	1,617,810	15,165
Mirvac Group	10,014,243	14,560
Ansell Ltd.	812,971	13,582
Iluka Resources Ltd.	1,538,093	11,764
Incitec Pivot Ltd.	3,205,064	7,987
* Recall Holdings Ltd.	1,113,498	4,375
PanAust Ltd.	2,114,958	3,027
Domino's Pizza Enterprises Ltd.	155,987	2,207
* Transpacific Industries Group Ltd.	1,828,083	1,772
^ SAI Global Ltd.	529,882	1,726
Tox Free Solutions Ltd.	562,887	1,645
Nufarm Ltd.	393,466	1,328
Seek Ltd.	119,617	1,299
* Karoon Gas Australia Ltd.	261,787	736
		98,781
Austria (1.8%)
Andritz AG	297,216	16,321
^ Mayr Melnhof Karton AG	100,000	12,216
Rosenbauer International AG	75,000	6,275
Kapsch TrafficCom AG	70,000	3,870
Schoeller-Bleckmann Oilfield Equipment AG	22,211	2,321
Zumtobel AG	104,921	2,299
		43,302
Belgium (0.2%)
D'ieteren SA/NV	52,158	2,500
Cie d'Entreprises CFE	19,075	1,669
		4,169
Brazil (0.4%)
BR Properties SA	593,450	4,183
Cia Hering	335,430	3,723
* Magazine Luiza SA	486,700	1,588
		9,494
Canada (0.0%)
Pacific Rubiales Energy Corp.	53,200	809
* Niko Resources Ltd.	6,173	14
		823
China (1.8%)
Yuexiu Transport Infrastructure Ltd.	18,546,000	9,180
^ Baoxin Auto Group Ltd.	9,677,000	8,086
Jiangsu Expressway Co. Ltd.	5,732,000	7,251
Dah Chong Hong Holdings Ltd.	10,202,000	5,956
Shenzhou International Group Holdings Ltd.	1,661,000	5,689
Minth Group Ltd.	2,048,000	3,950
* WuXi PharmaTech Cayman Inc. ADR	51,881	1,811
Shanghai Fosun Pharmaceutical Group Co. Ltd.	452,000	1,390
		43,313

Denmark (2.8%)
*	Jyske Bank A/S	430,000	22,009
*	Matas A/S	584,711	15,780
*	Auriga Industries Class B	500,000	15,736
*	Sydbank A/S	344,541	8,771
	DSV A/S	78,711	2,526
	H Lundbeck A/S	89,811	2,224
	Rockwool International A/S Class B	8,481	1,538
			68,584
Finland (0.3%)
*	Sanitec Corp.	301,658	3,442
*	Vaisala Oyj	52,373	1,628
	Tikkurila Oyj	48,658	1,219
			6,289
France (4.7%)
	Groupe Eurotunnel SA	2,600,000	28,689
	Medica SA	650,000	18,625
	Saft Groupe SA	420,000	14,705
	Eurofins Scientific SE	50,000	12,724
	Rubis SCA	140,000	9,093
	Lectra	600,000	6,412
^	Naturex	72,960	6,073
	Imerys SA	42,296	3,439
	Wendel SA	24,839	3,369
	Eurazeo SA	39,337	2,814
*	Inside Secure SA	669,300	2,750
	AtoS	30,836	2,694
*	Groupe Fnac	74,525	2,309
			113,696
Germany (7.4%)
	Freenet AG	1,000,000	30,507
	MTU Aero Engines AG	250,000	22,187
	XING AG	160,000	18,206
*	Tom Tailor Holding AG	860,000	17,624
*	SAF-Holland SA	1,100,000	17,435
*	Tipp24 SE	190,000	12,798
	Delticom AG	290,000	12,598
	Sartorius AG Prior Pfd.	81,718	10,850
*	SHW AG	100,000	7,001
	RIB Software AG	550,000	6,373
*,^ Suss Microtec AG		611,000	5,959
	CTS Eventim AG	115,000	5,872
	VTG AG	155,065	2,998
	Grenkeleasing AG	26,642	2,482
	Rheinmetall AG	30,556	1,959
	Wacker Chemie AG	10,541	1,253
	ElringKlinger AG	30,133	1,111
	DMG MORI SEIKI AG	30,695	992
	STRATEC Biomedical AG	17,580	775
			178,980
Hong Kong (1.6%)
	Techtronic Industries Co.	8,419,500	21,535
	Johnson Electric Holdings Ltd.	9,890,500	8,873
	Yue Yuen Industrial Holdings Ltd.	2,613,500	8,129
			38,537

India (2.5%)
* Gujarat Pipavav Port Ltd.	15,036,675	14,850
Idea Cellular Ltd.	6,136,277	14,051
Cipla Ltd.	1,614,593	10,509
Shriram Transport Finance Co. Ltd.	720,522	7,153
Apollo Hospitals Enterprise Ltd.	470,010	6,952
Multi Commodity Exchange of India Ltd.	509,658	4,074
McLeod Russel India Ltd.	883,951	3,621
		61,210
Indonesia (0.3%)
Ciputra Property Tbk PT	73,359,500	4,005
* Matahari Department Store Tbk PT	2,762,700	2,623
		6,628
Ireland (4.7%)
Smurfit Kappa Group plc	1,550,000	36,338
Glanbia plc	1,900,000	27,606
* Grafton Group plc	1,600,000	15,644
Paddy Power plc	172,000	13,564
Irish Continental Group plc	335,000	12,526
IFG Group plc	3,312,005	7,907
		113,585
Italy (4.5%)
Prysmian SPA	800,000	19,561
* Sorin SPA	6,500,000	19,025
Amplifon SPA	3,200,000	17,230
^ Maire Tecnimont SPA	7,000,000	14,857
* Banca Popolare dell'Emilia Romagna SC	775,000	7,319
De'Longhi SPA	425,000	6,991
Credito Emiliano SPA	770,000	6,304
Danieli & C Officine Meccaniche SPA	150,000	3,394
Azimut Holding SPA	107,553	3,114
MARR SPA	180,000	2,843
Pirelli & C. SPA	155,758	2,510
Beni Stabili SPA	2,494,944	1,849
Cairo Communication SPA	160,000	1,329
Banca Generali SPA	29,440	902
Immobiliare Grande Distribuzione	622,831	823
Salvatore Ferragamo SPA	20,146	623
		108,674
Japan (18.5%)
NEC Networks & System Integration Corp.	731,000	17,041
Tokai Tokyo Financial Holdings Inc.	1,931,000	16,726
Nihon Parkerizing Co. Ltd.	678,000	14,616
Nitta Corp.	639,300	14,469
^ Kuroda Electric Co. Ltd.	890,900	13,640
Eagle Industry Co. Ltd.	806,400	13,189
Aica Kogyo Co. Ltd.	714,300	13,169
Kureha Corp.	2,884,000	13,161
Arcs Co. Ltd.	657,900	12,260
Koito Manufacturing Co. Ltd.	585,000	11,826
Trusco Nakayama Corp.	486,800	11,320
Daibiru Corp.	992,500	11,140
Tsuruha Holdings Inc.	117,700	11,039
Kissei Pharmaceutical Co. Ltd.	466,500	10,977
JSP Corp.	744,600	10,931
Plenus Co. Ltd.	444,200	10,400

Mitsui Sugar Co. Ltd.	2,438,000	10,298
Asahi Diamond Industrial Co. Ltd.	945,700	10,081
Hitachi High-Technologies Corp.	432,400	9,915
Nabtesco Corp.	403,500	9,014
Nippon Soda Co. Ltd.	1,568,000	8,918
Lintec Corp.	482,300	8,760
Musashi Seimitsu Industry Co. Ltd.	436,400	8,604
Takasago International Corp.	1,495,000	8,217
Modec Inc.	285,000	7,767
Hitachi Transport System Ltd.	484,500	7,626
Sumitomo Real Estate Sales Co. Ltd.	243,000	7,506
Unipres Corp.	392,500	7,037
Yushin Precision Equipment Co. Ltd.	304,400	6,584
Glory Ltd.	261,200	6,412
Nippon Densetsu Kogyo Co. Ltd.	483,000	6,235
Tsutsumi Jewelry Co. Ltd.	265,500	6,098
^ Nichi-iko Pharmaceutical Co. Ltd.	404,500	6,012
Obara Group Inc.	155,700	4,877
Ai Holdings Corp.	324,100	4,347
SCSK Corp.	129,100	3,562
Mitsubishi UFJ Lease & Finance Co. Ltd.	656,300	3,409
Icom Inc.	130,500	2,928
Zenkoku Hosho Co. Ltd.	60,900	2,841
Yamato Kogyo Co. Ltd.	88,700	2,615
Shinsei Bank Ltd.	1,239,000	2,520
Hoshizaki Electric Co. Ltd.	69,800	2,491
^ Message Co. Ltd.	74,700	2,490
Hitachi Metals Ltd.	159,000	2,477
Asahi Intecc Co. Ltd.	59,000	2,388
GLP J-Reit	2,303	2,376
Nippon Shinyaku Co. Ltd.	121,000	2,364
Amada Co. Ltd.	292,000	2,356
Yokogawa Electric Corp.	151,000	2,331
IHI Corp.	504,000	2,286
CyberAgent Inc.	47,400	2,278
^ Zuiko Corp.	41,000	2,238
Nikkiso Co. Ltd.	172,800	2,189
Aeon Mall Co. Ltd.	72,480	2,129
Mitsubishi Gas Chemical Co. Inc.	282,000	1,984
Shionogi & Co. Ltd.	94,900	1,929
* Iida Group Holdings Co. Ltd.	106,200	1,880
Nafco Co. Ltd.	121,200	1,855
^ GMO Payment Gateway Inc.	38,900	1,854
^ Sanrio Co. Ltd.	49,700	1,830
THK Co. Ltd.	83,500	1,808
^ Ferrotec Corp.	277,100	1,792
DMG Mori Seiki Co. Ltd.	101,500	1,757
IBJ Leasing Co. Ltd.	66,100	1,741
Nippon Thompson Co. Ltd.	349,000	1,712
Nihon Nohyaku Co. Ltd.	123,000	1,711
Internet Initiative Japan Inc.	69,600	1,690
Denyo Co. Ltd.	122,100	1,653
Makino Milling Machine Co. Ltd.	199,000	1,641
Sega Sammy Holdings Inc.	66,300	1,573
Tokyo Tomin Bank Ltd.	154,600	1,546
Tenma Corp.	109,300	1,490
Yaskawa Electric Corp.	103,000	1,395

	Shinko Plantech Co. Ltd.	185,200	1,389
^	Digital Garage Inc.	48,300	1,290
	Sanwa Holdings Corp.	186,000	1,285
	Japan Petroleum Exploration Co.	33,200	1,230
^	Yumeshin Holdings Co. Ltd.	133,900	1,180
	Fujikura Kasei Co. Ltd.	199,400	1,130
	Ichiyoshi Securities Co. Ltd.	72,400	1,102
*,^ Jamco Corp.		67,400	1,101
	Jaccs Co. Ltd.	216,000	963
	Nippon Shokubai Co. Ltd.	83,000	871
	Matsui Securities Co. Ltd.	72,900	826
	Shizuoka Gas Co. Ltd.	135,100	796
	Pocket Card Co. Ltd.	99,200	711
	Nifco Inc.	27,200	709
			445,904
Luxembourg (0.3%)
	Samsonite International SA	1,494,600	4,074
*	Reinet Investments SCA	114,643	2,074
2	O'Key Group SA GDR	134,572	1,412
			7,560
Malaysia (0.2%)
	Bursa Malaysia Bhd.	2,412,500	5,610

Mexico (0.1%)
	Fibra Uno Administracion SA de CV	529,400	1,709
	Grupo Sanborns SAB de CV	590,000	1,071
			2,780
Netherlands (2.3%)
	Delta Lloyd NV	1,600,000	41,051
	Unit4 NV	225,000	11,695
	USG People NV	196,219	3,078
			55,824
New Zealand (0.6%)
	Fletcher Building Ltd.	1,475,159	10,812
^	Chorus Ltd.	3,413,513	3,860
			14,672
Norway (2.8%)
*	Storebrand ASA	4,950,000	29,375
	Borregaard ASA	4,262,220	23,133
	Schibsted ASA	146,697	8,587
	Kongsberg Gruppen AS	134,556	2,755
*	Polarcus Ltd.	3,500,000	2,182
	Petroleum Geo-Services ASA	91,223	946
			66,978
Philippines (0.2%)
*	Robinsons Retail Holdings Inc.	2,973,710	3,905

Singapore (1.8%)
	UOL Group Ltd.	2,322,000	10,633
	Mapletree Industrial Trust	9,634,880	9,871
	First Resources Ltd.	4,598,000	7,123
	Sembcorp Industries Ltd.	1,549,000	6,374
*	Vard Holdings Ltd.	8,494,000	5,423
	Jardine Cycle & Carriage Ltd.	73,000	1,989
	Noble Group Ltd.	1,345,000	1,002

Indofood Agri Resources Ltd.	1,155,000	697
		43,112
South Korea (2.3%)
Hankook Tire Co. Ltd.	408,362	23,415
BS Financial Group Inc.	613,600	9,058
^ Halla Visteon Climate Control Corp.	244,310	8,932
^ Sung Kwang Bend Co. Ltd.	386,521	8,186
Green Cross Corp./South Korea	14,464	1,765
CJ O Shopping Co. Ltd.	4,393	1,647
Amorepacific Corp.	1,350	1,274
Lotte Chemical Corp.	4,927	964
		55,241
Sweden (1.6%)
Loomis AB Class B	875,000	20,646
Byggmax Group AB	1,700,000	12,881
Opus Group AB	1,841,538	3,552
Concentric AB	117,623	1,242
*,^ Seamless Distribution AB	150,000	937
		39,258
Switzerland (4.9%)
Helvetia Holding AG	67,000	32,263
Clariant AG	1,150,000	21,706
Kuoni Reisen Holding AG	45,483	20,545
Orior AG	200,000	11,696
Forbo Holding AG	8,500	6,936
Schweizerische National-Versicherungs-Gesellschaft AG	78,000	5,130
EFG International AG	300,000	4,386
Ascom Holding AG	205,470	3,905
* Gategroup Holding AG	113,687	3,377
* Dufry AG	16,887	2,647
Partners Group Holding AG	8,456	2,001
Aryzta AG	24,672	1,940
Tecan Group AG	17,132	1,878
		118,410
Taiwan (1.0%)
Giant Manufacturing Co. Ltd.	2,046,000	12,903
Lung Yen Life Service Corp.	1,867,000	5,144
CTCI Corp.	3,710,000	5,038
		23,085
Thailand (0.3%)
Hemaraj Land and Development PCL	78,955,100	6,626

United Arab Emirates (0.3%)
* Lamprell plc	3,000,000	7,068

United Kingdom (18.8%)
Telecom Plus plc	721,243	22,616
CSR plc	1,800,000	19,602
Grainger plc	4,915,405	17,229
WS Atkins plc	675,000	15,137
Kier Group plc	480,565	14,855
DCC plc	300,000	13,630
Millennium & Copthorne Hotels plc	1,400,000	13,035
Daily Mail & General Trust plc	825,000	13,028
Dechra Pharmaceuticals plc	1,100,000	12,686

	IG Group Holdings plc	1,185,962	12,199
	Ricardo plc	1,000,000	11,081
	Ashtead Group plc	850,000	11,008
	Berkeley Group Holdings plc	255,233	10,835
	Persimmon plc	500,000	10,774
	Ultra Electronics Holdings plc	315,118	10,129
	Elementis plc	2,349,307	9,869
	TalkTalk Telecom Group plc	1,900,000	9,734
	Inchcape plc	1,000,000	9,601
	SIG plc	2,900,000	9,341
	Berendsen plc	600,000	9,123
	Spirit Pub Co. plc	6,500,000	8,937
	Premier Oil plc	2,000,000	8,917
	Photo-Me International plc	3,750,000	8,652
	London Stock Exchange Group plc	275,000	8,311
	Senior plc	1,650,000	8,089
	Domino Printing Sciences plc	600,000	7,848
	N Brown Group plc	862,917	7,661
	John Wood Group plc	725,000	7,650
	Findel plc	1,600,365	7,645
	Devro plc	1,500,000	7,633
	Soco International plc	1,100,000	7,446
	QinetiQ Group plc	2,000,000	7,341
*	Just Retirement Group plc	1,771,468	7,272
*	Sports Direct International plc	631,617	7,094
	Halma plc	675,000	6,635
	Synthomer plc	1,450,000	6,466
*	EnQuest plc	3,000,000	6,372
	A.G.BARR plc	600,000	6,016
	Bodycote plc	525,000	5,600
	Eco Animal Health Group plc	1,618,166	5,559
	Micro Focus International plc	415,384	5,119
*	LMS Capital plc	4,144,854	5,073
	Babcock International Group plc	167,589	3,828
	Direct Line Insurance Group plc	641,094	2,789
	Mears Group plc	340,099	2,680
	Booker Group plc	993,364	2,524
	Informa plc	294,665	2,501
*,^ Gulfsands Petroleum plc		3,581,812	2,357
	James Fisher & Sons plc	102,139	2,339
	Hansteen Holdings plc	1,334,700	2,325
	Tyman plc	531,159	2,282
	Hays plc	1,015,166	2,213
	Savills plc	213,621	2,199
*	Crest Nicholson Holdings plc	278,442	1,678
	De La Rue plc	124,925	1,603
*,^ Mothercare plc		342,379	1,474
	Keller Group plc	73,148	1,427
*	Thomas Cook Group plc	481,101	1,421
	Hunting plc	113,310	1,402
	Domino's Pizza Group plc	158,509	1,377
*	Ophir Energy plc	221,134	1,012
	Henderson Group plc	265,638	958
	AZ Electronic Materials SA	132,240	860
	Chemring Group plc	165,402	657
*	Pinnacle Staffing Group plc	673,983	—
			454,754

Total Common Stocks (Cost $1,767,683)				2,246,852
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (8.3%)[1]
Money Market Fund (7.9%)
[3,4] Vanguard Market Liquidity Fund	0.130%		190,402,000	190,402

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Goldman Sachs & Co.
(Dated 1/31/14, Repurchase Value
$4,500,000, collateralized by Federal
National Mortgage Assn. 3.000%-6.500%,
3/1/26-10/1/43, Federal Home Loan
Mortgage Corp. 2.503%-10.500%, 9/01/14-
7/01/43, and Government National
Mortgage Assn. 4.500%, 3/20/43, with a
value of $4,590,000)	0.030%	2/3/14	4,500,000	4,500

U.S. Government and Agency Obligations (0.2%)
5 Fannie Mae Discount Notes	0.065%	2/3/14	200,000	200
[6,7,8]Federal Home Loan Bank Discount Notes	0.085%	2/12/14	800,000	800
[6,7] Federal Home Loan Bank Discount Notes	0.060%	2/19/14	200,000	200
[5,7] Freddie Mac Discount Notes	0.080%	2/10/14	1,700,000	1,700
[5,7,8]Freddie Mac Discount Notes	0.090%	2/24/14	1,500,000	1,500
				4,400
Total Temporary Cash Investments (Cost $199,302)				199,302
Total Investments (101.4%) (Cost $1,966,985)				2,446,154
Other Assets and Liabilities-Net (-1.4%)[3]				(33,972)
Net Assets (100%)				2,412,182

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,159,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 95.8% and 5.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of this security represented 0.1% of net assets.
3 Includes $57,726,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $3,600,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $522,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

International Explorer Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

International Explorer Fund

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,414	2,241,438	—
Temporary Cash Investments	190,402	8,900	—
Futures Contracts—Liabilities[1]	(196)	—	—
Forward Currency Contracts—Assets	—	401	—
Forward Currency Contracts—Liabilities	—	(496)	—
Total	195,620	2,250,243	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are

International Explorer Fund

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	March 2014	187	22,278	(1,198)
Dow Jones EURO STOXX 50 Index	March 2014	438	17,827	(147)
S&P ASX 200 Index	March 2014	141	15,818	(200)
FTSE 100 Index	March 2014	71	7,536	(154)
				(1,699)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	3/18/14	JPY	2,221,797	USD	21,384	367
Brown Brothers Harriman & Co.	3/26/14	EUR	13,032	USD	17,819	(243)
Brown Brothers Harriman & Co.	3/25/14	AUD	18,183	USD	16,109	(251)
Brown Brothers Harriman & Co.	3/26/14	GBP	3,665	USD	5,989	34
Brown Brothers Harriman & Co.	3/26/14	GBP	934	USD	1,537	(2)
						(95)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At January 31, 2014, the cost of investment securities for tax purposes was $1,990,515,000. Net unrealized appreciation of investment securities for tax purposes was $455,639,000, consisting of unrealized gains of $535,180,000 on securities that had risen in value since their purchase and $79,541,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)[1]
Consumer Discretionary (21.3%)
Dick's Sporting Goods Inc.	1,144,250	60,073
* MGM Resorts International	1,828,150	44,534
* O'Reilly Automotive Inc.	332,100	43,499
* Dollar General Corp.	614,826	34,627
Six Flags Entertainment Corp.	895,355	32,134
Lennar Corp. Class A	678,820	27,261
Harley-Davidson Inc.	439,600	27,119
Cheesecake Factory Inc.	570,250	25,399
* Bed Bath & Beyond Inc.	395,500	25,253
Advance Auto Parts Inc.	219,800	25,235
* Fossil Group Inc.	225,300	25,195
* Lululemon Athletica Inc.	514,704	23,517
Carter's Inc.	341,225	22,947
VF Corp.	381,380	22,292
Hanesbrands Inc.	307,395	21,868
Williams-Sonoma Inc.	400,033	21,810
Group 1 Automotive Inc.	343,872	21,021
Wyndham Worldwide Corp.	281,000	19,934
* Chipotle Mexican Grill Inc. Class A	35,600	19,650
* Norwegian Cruise Line Holdings Ltd.	498,225	17,448
Ralph Lauren Corp. Class A	104,665	16,421
Interpublic Group of Cos. Inc.	998,580	16,297
H&R Block Inc.	490,330	14,906
* Hilton Worldwide Holdings Inc.	675,290	14,620
• Brunswick Corp.	310,400	12,869
* Select Comfort Corp.	79,852	1,307
		637,236
Consumer Staples (4.2%)
Green Mountain Coffee Roasters Inc.	720,970	58,398
Church & Dwight Co. Inc.	407,537	26,319
Mead Johnson Nutrition Co.	332,900	25,597
* Hain Celestial Group Inc.	156,781	14,407
		124,721
Energy (4.1%)
Cabot Oil & Gas Corp.	568,980	22,748
Range Resources Corp.	240,200	20,703
Lazard Ltd. Class A	447,310	19,127
* Concho Resources Inc.	193,590	18,931
* FMC Technologies Inc.	353,900	17,497
* Whiting Petroleum Corp.	242,700	14,169
Helmerich & Payne Inc.	104,833	9,229
		122,404
Financials (7.7%)
IntercontinentalExchange Group Inc.	196,660	41,061
LPL Financial Holdings Inc.	608,861	32,592
* Signature Bank	224,284	27,376
* Affiliated Managers Group Inc.	114,890	22,891
Discover Financial Services	415,785	22,307

Assured Guaranty Ltd.	1,046,450	22,132
Invesco Ltd.	526,758	17,515
PrivateBancorp Inc.	530,825	15,176
SEI Investments Co.	422,225	14,381
Synovus Financial Corp.	4,221,825	14,143
		229,574
Health Care (14.0%)
* Perrigo Co. plc	393,550	61,260
* IDEXX Laboratories Inc.	384,677	43,953
* BioMarin Pharmaceutical Inc.	569,645	39,237
Zoetis Inc.	1,130,495	34,322
* HMS Holdings Corp.	1,404,178	32,338
* Sirona Dental Systems Inc.	405,200	29,150
* ICON plc	567,750	23,851
Agilent Technologies Inc.	400,020	23,261
* Cerner Corp.	349,100	19,860
* Covance Inc.	186,575	17,643
Thermo Fisher Scientific Inc.	147,675	17,003
* Mettler-Toledo International Inc.	59,895	14,752
* Salix Pharmaceuticals Ltd.	146,400	14,251
* Catamaran Corp.	292,100	14,202
HealthSouth Corp.	419,031	13,040
Techne Corp.	134,738	12,244
* Alexion Pharmaceuticals Inc.	56,325	8,941
		419,308
Industrials (18.3%)
Equifax Inc.	629,939	44,134
* B/E Aerospace Inc.	493,378	39,209
* Stericycle Inc.	303,290	35,503
Fortune Brands Home & Security Inc.	723,800	32,614
* United Rentals Inc.	384,245	31,101
Alaska Air Group Inc.	377,775	29,871
TransDigm Group Inc.	176,600	29,498
* Jacobs Engineering Group Inc.	470,000	28,534
* Old Dominion Freight Line Inc.	490,100	26,583
* Hertz Global Holdings Inc.	880,300	22,905
AMETEK Inc.	456,377	22,554
Nordson Corp.	313,475	21,730
Fastenal Co.	487,135	21,400
* IHS Inc. Class A	183,875	20,853
Flowserve Corp.	277,150	20,046
Waste Connections Inc.	488,890	19,986
* WESCO International Inc.	213,229	17,689
* Genesee & Wyoming Inc. Class A	189,170	17,090
* Verisk Analytics Inc. Class A	244,460	15,611
KAR Auction Services Inc.	534,050	14,857
Hubbell Inc. Class B	101,800	11,883
Actuant Corp. Class A	334,150	11,435
* DigitalGlobe Inc.	182,800	6,979
Graco Inc.	56,298	3,912
		545,977
Information Technology (22.7%)
* Vantiv Inc. Class A	1,632,000	49,515
* F5 Networks Inc.	430,250	46,037
* Gartner Inc.	625,985	44,025
* NXP Semiconductor	833,700	40,309

*	Trimble Navigation Ltd.			1,118,472	36,160
	Amphenol Corp. Class A			373,110	32,416
*	Akamai Technologies Inc.			644,100	30,711
*	PTC Inc.			823,155	29,370
*	Red Hat Inc.			516,900	29,205
*	Genpact Ltd.			1,687,322	28,634
*	Guidewire Software Inc.			565,700	26,707
	FactSet Research Systems Inc.			246,200	26,041
	Avago Technologies Ltd. Class A			469,550	25,656
*	Finisar Corp.			1,046,070	24,802
*	Pandora Media Inc.			672,100	24,243
*	Informatica Corp.			597,700	24,123
*	Cognizant Technology Solutions Corp. Class A			232,985	22,581
*	CoStar Group Inc.			125,779	21,639
*,^ IPG Photonics Corp.				321,100	21,472
*	NCR Corp.			539,275	18,977
*	FleetCor Technologies Inc.			159,798	16,990
*	NeuStar Inc. Class A			470,827	15,956
*	VeriSign Inc.			243,300	14,294
*	Citrix Systems Inc.			250,100	13,523
*	3D Systems Corp.			96,775	7,522
*	Palo Alto Networks Inc.			112,025	6,660
					677,568
Materials (2.0%)
	Airgas Inc.			300,912	31,066
	Cytec Industries Inc.			322,000	28,970
					60,036
Other (0.3%)
^,2 Vanguard Mid-Cap ETF				82,700	8,881

Telecommunication Services (2.0%)
*	SBA Communications Corp. Class A			646,925	60,002

Total Common Stocks (Cost $2,286,493)					2,885,707

		Coupon
Temporary Cash Investments (4.9%)[1]
Money Market Fund (4.7%)
[3,4] Vanguard Market Liquidity Fund		0.130%		140,817,000	140,817

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Fannie Mae Discount Notes		0.075%	3/5/14	500	500
7	Federal Home Loan Bank Discount Notes	0.070%	2/5/14	1,250	1,250
[5,6] Freddie Mac Discount Notes		0.090%	3/3/14	2,800	2,799
6	United States Treasury Bill	0.072%	2/13/14	1,000	1,000
					5,549
Total Temporary Cash Investments (Cost $146,365)					146,366
Total Investments (101.5%) (Cost $2,432,858)					3,032,073
Other Assets and Liabilities-Net (-1.5%)[4]					(45,965)
Net Assets (100%)					2,986,108

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,765,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $10,080,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $4,000,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,885,707	—	—
Temporary Cash Investments	140,817	5,549	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	3,026,555	5,549	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or

Mid-Cap Growth Fund

sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Midcap 400 Index	March 2014	443	58,046	(1,163)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the cost of investment securities for tax purposes was $2,432,858,000. Net unrealized appreciation of investment securities for tax purposes was $599,215,000, consisting of unrealized gains of $625,089,000 on securities that had risen in value since their purchase and $25,874,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.0%)
EI du Pont de Nemours & Co.	1,305,981	79,678
Dow Chemical Co.	1,719,690	78,263
LyondellBasell Industries NV Class A	660,097	51,989
Freeport-McMoRan Copper & Gold Inc.	1,474,975	47,804
Air Products & Chemicals Inc.	294,957	31,012
International Paper Co.	631,970	30,170
Nucor Corp.	450,104	21,762
Newmont Mining Corp.	696,193	15,038
RPM International Inc.	188,800	7,490
Avery Dennison Corp.	138,320	6,815
Southern Copper Corp.	241,590	6,760
Huntsman Corp.	227,950	4,996
Steel Dynamics Inc.	295,687	4,879
Compass Minerals International Inc.	47,393	3,726
Sensient Technologies Corp.	71,042	3,475
Commercial Metals Co.	147,750	2,816
Olin Corp.	108,360	2,786
Tronox Ltd. Class A	88,329	1,940
Innophos Holdings Inc.	30,769	1,436
A Schulman Inc.	41,916	1,424
AMCOL International Corp.	34,219	1,166
Koppers Holdings Inc.	25,476	1,006
Gold Resource Corp.	45,072	208
		406,639
Consumer Goods (14.5%)
Procter & Gamble Co.	3,862,852	295,972
Coca-Cola Co.	6,012,760	227,403
Philip Morris International Inc.	2,276,849	177,913
PepsiCo Inc.	2,198,244	176,651
Altria Group Inc.	2,855,914	100,585
Ford Motor Co.	5,472,724	81,872
Kimberly-Clark Corp.	546,662	59,788
Kraft Foods Group Inc.	836,682	43,800
General Mills Inc.	901,434	43,287
Lorillard Inc.	523,352	25,759
Reynolds American Inc.	451,064	21,877
Kellogg Co.	350,401	20,316
ConAgra Foods Inc.	599,677	19,064
Mattel Inc.	481,107	18,205
Genuine Parts Co.	221,310	18,203
Stanley Black & Decker Inc.	220,449	17,063
Clorox Co.	184,373	16,275
Dr Pepper Snapple Group Inc.	285,198	13,655
Autoliv Inc.	135,361	12,273
Campbell Soup Co.	257,992	10,632
Molson Coors Brewing Co. Class B	190,761	10,042
Herbalife Ltd.	143,824	9,258
Hasbro Inc.	165,133	8,111

Gentex Corp.	204,752	6,632
Nu Skin Enterprises Inc. Class A	72,792	6,198
Leggett & Platt Inc.	202,573	6,081
Flowers Foods Inc.	248,210	5,200
Tupperware Brands Corp.	65,301	5,117
Scotts Miracle-Gro Co. Class A	50,662	3,009
B&G Foods Inc.	74,788	2,451
HNI Corp.	61,004	2,093
Schweitzer-Mauduit International Inc.	42,308	1,952
Steelcase Inc. Class A	125,104	1,848
Snyders-Lance Inc.	64,828	1,731
Universal Corp.	33,041	1,696
Vector Group Ltd.	92,970	1,660
Knoll Inc.	59,937	995
		1,474,667
Consumer Services (7.1%)
Wal-Mart Stores Inc.	2,305,085	172,144
McDonald's Corp.	1,426,805	134,362
Walgreen Co.	1,244,682	71,382
Time Warner Cable Inc.	400,585	53,386
Las Vegas Sands Corp.	584,650	44,737
Sysco Corp.	826,213	28,984
Omnicom Group Inc.	367,360	26,663
Wynn Resorts Ltd.	115,725	25,161
Carnival Corp.	592,341	23,214
Kohl's Corp.	286,938	14,528
Staples Inc.	929,179	12,228
H&R Block Inc.	385,086	11,707
Safeway Inc.	341,808	10,678
Darden Restaurants Inc.	184,514	9,122
Best Buy Co. Inc.	386,663	9,102
Gannett Co. Inc.	325,533	8,962
GameStop Corp. Class A	167,088	5,860
KAR Auction Services Inc.	194,527	5,412
Six Flags Entertainment Corp.	135,204	4,852
Brinker International Inc.	95,224	4,605
Cinemark Holdings Inc.	148,679	4,358
Cablevision Systems Corp. Class A	265,937	4,266
Wendy's Co.	437,573	3,969
Cracker Barrel Old Country Store Inc.	31,471	3,116
Guess? Inc.	91,101	2,555
Hillenbrand Inc.	88,795	2,404
Meredith Corp.	51,252	2,346
Regal Entertainment Group Class A	114,341	2,230
Bob Evans Farms Inc.	39,038	1,962
DineEquity Inc.	24,766	1,927
Valassis Communications Inc.	52,339	1,779
National CineMedia Inc.	86,149	1,609
Copa Holdings SA Class A	11,902	1,556
CEC Entertainment Inc.	24,839	1,340
CTC Media Inc.	84,691	971
Cato Corp. Class A	33,087	925
Weis Markets Inc.	18,172	894
* FTD Cos. Inc.	26,481	821
Harte-Hanks Inc.	57,598	394
Speedway Motorsports Inc.	19,191	368

Schawk Inc. Class A	15,491	187
		717,066
Financials (12.9%)
Wells Fargo & Co.	7,516,270	340,788
JPMorgan Chase & Co.	5,399,810	298,934
PNC Financial Services Group Inc.	755,282	60,332
Prudential Financial Inc.	659,363	55,644
BlackRock Inc.	180,692	54,293
Aflac Inc.	642,303	40,324
BB&T Corp.	1,000,253	37,419
Marsh & McLennan Cos. Inc.	783,427	35,810
CME Group Inc.	448,136	33,503
Fifth Third Bancorp	1,260,172	26,489
Invesco Ltd.	631,213	20,988
Principal Financial Group Inc.	419,301	18,269
M&T Bank Corp.	162,692	18,142
SLM Corp.	619,652	14,103
Fidelity National Financial Inc. Class A	389,980	12,300
Western Union Co.	792,245	12,201
Willis Group Holdings plc	252,493	10,872
Huntington Bancshares Inc.	1,178,346	10,688
Cincinnati Financial Corp.	201,691	9,772
New York Community Bancorp Inc.	600,707	9,725
Arthur J Gallagher & Co.	187,056	8,648
PartnerRe Ltd.	75,544	7,416
Waddell & Reed Financial Inc. Class A	112,570	7,297
Axis Capital Holdings Ltd.	152,808	6,879
People's United Financial Inc.	453,361	6,442
Hudson City Bancorp Inc.	620,332	5,608
Protective Life Corp.	112,634	5,520
Cullen/Frost Bankers Inc.	74,145	5,488
Old Republic International Corp.	340,988	5,326
FirstMerit Corp.	230,897	4,699
Validus Holdings Ltd.	116,405	4,181
First Niagara Financial Group Inc.	480,151	4,149
Hancock Holding Co.	116,708	4,038
StanCorp Financial Group Inc.	62,809	4,035
Bank of Hawaii Corp.	61,216	3,476
Federated Investors Inc. Class B	128,957	3,468
Hanover Insurance Group Inc.	62,403	3,465
Fulton Financial Corp.	276,876	3,419
BankUnited Inc.	106,954	3,326
Symetra Financial Corp.	167,499	3,208
Endurance Specialty Holdings Ltd.	58,448	3,062
Janus Capital Group Inc.	267,534	2,940
Glacier Bancorp Inc.	105,869	2,798
Valley National Bancorp	269,564	2,612
Umpqua Holdings Corp.	148,349	2,605
Erie Indemnity Co. Class A	36,538	2,564
Capitol Federal Financial Inc.	212,439	2,543
FNB Corp.	213,751	2,531
Iberiabank Corp.	34,700	2,285
PacWest Bancorp	54,055	2,168
Trustmark Corp.	86,862	2,064
Kemper Corp.	55,251	2,030
Old National Bancorp	143,960	2,015
Home Loan Servicing Solutions Ltd.	96,849	1,987

Greenhill & Co. Inc.	37,062	1,925
CVB Financial Corp.	126,750	1,891
Northwest Bancshares Inc.	133,373	1,875
BOK Financial Corp.	28,983	1,862
Community Bank System Inc.	51,659	1,839
United Bankshares Inc.	60,484	1,808
Mercury General Corp.	39,048	1,790
National Penn Bancshares Inc.	169,751	1,762
Westamerica Bancorporation	35,662	1,760
Interactive Brokers Group Inc.	78,052	1,655
Horace Mann Educators Corp.	57,128	1,594
NBT Bancorp Inc.	62,318	1,498
Provident Financial Services Inc.	82,324	1,426
* Sterling Bancorp	109,135	1,375
Park National Corp.	17,409	1,363
First Financial Bancorp	81,985	1,359
Renasant Corp.	44,467	1,280
American National Insurance Co.	12,245	1,273
Chemical Financial Corp.	42,015	1,213
Safety Insurance Group Inc.	21,573	1,167
WesBanco Inc.	40,157	1,147
Independent Bank Corp.	30,708	1,110
Oritani Financial Corp.	64,385	1,013
First Commonwealth Financial Corp.	121,602	998
BGC Partners Inc. Class A	154,073	991
City Holding Co.	21,214	947
S&T Bancorp Inc.	38,106	891
Brookline Bancorp Inc.	99,632	887
Flushing Financial Corp.	41,513	853
Sandy Spring Bancorp Inc.	33,787	844
Maiden Holdings Ltd.	76,536	840
TrustCo Bank Corp. NY	125,243	818
United Fire Group Inc.	29,596	743
Community Trust Bancorp Inc.	17,494	709
Simmons First National Corp. Class A	20,085	694
Tompkins Financial Corp.	14,518	681
Dime Community Bancshares Inc.	40,963	669
Washington Trust Bancorp Inc.	19,981	658
1st Source Corp.	20,676	609
Bancfirst Corp.	10,523	569
SY Bancorp Inc.	16,518	489
First Financial Corp.	14,114	454
Arrow Financial Corp.	13,903	347
GFI Group Inc.	89,203	339
Republic Bancorp Inc. Class A	13,668	316
Baldwin & Lyons Inc.	9,170	229
Tower Group International Ltd.	74,290	186
IntercontinentalExchange Group Inc.	34	7
		1,305,641
Health Care (11.9%)
Johnson & Johnson	3,902,665	345,269
Pfizer Inc.	9,210,196	279,990
Merck & Co. Inc.	4,158,669	220,285
Bristol-Myers Squibb Co.	2,345,542	117,207
AbbVie Inc.	2,234,246	109,992
Eli Lilly & Co.	1,434,658	77,486
Baxter International Inc.	770,154	52,601

Owens & Minor Inc.	84,395	2,923
Healthcare Services Group Inc.	98,861	2,682
^ PDL BioPharma Inc.	198,971	1,811
Meridian Bioscience Inc.	58,463	1,332
National Healthcare Corp.	13,165	684
		1,212,262
Industrials (14.8%)
General Electric Co.	14,472,026	363,682
United Technologies Corp.	1,291,397	147,245
Boeing Co.	981,177	122,902
3M Co.	956,835	122,657
United Parcel Service Inc. Class B	1,017,081	96,857
Lockheed Martin Corp.	459,791	69,387
Emerson Electric Co.	1,000,331	65,962
Automatic Data Processing Inc.	684,143	52,405
Eaton Corp. plc	671,668	49,092
General Dynamics Corp.	476,284	48,252
Illinois Tool Works Inc.	567,715	44,776
Raytheon Co.	458,280	43,569
Norfolk Southern Corp.	438,984	40,645
Northrop Grumman Corp.	315,469	36,452
Waste Management Inc.	663,484	27,720
Paychex Inc.	464,913	19,443
Xerox Corp.	1,738,231	18,860
L-3 Communications Holdings Inc.	125,992	13,994
Republic Services Inc. Class A	425,752	13,637
MeadWestvaco Corp.	251,617	9,076
Packaging Corp. of America	139,718	9,026
MDU Resources Group Inc.	266,605	8,542
Iron Mountain Inc.	238,292	6,293
Broadridge Financial Solutions Inc.	169,198	6,140
Bemis Co. Inc.	146,763	5,652
Sonoco Products Co.	134,529	5,567
Exelis Inc.	265,272	5,197
RR Donnelley & Sons Co.	256,351	4,735
Deluxe Corp.	71,714	3,482
GATX Corp.	54,892	3,178
Teekay Corp.	57,911	3,137
Harsco Corp.	113,859	2,891
Covanta Holding Corp.	150,256	2,704
Mine Safety Appliances Co.	43,939	2,214
TAL International Group Inc.	48,136	2,071
ABM Industries Inc.	74,383	1,983
Greif Inc. Class A	35,847	1,815
Aircastle Ltd.	95,550	1,805
Seaspan Corp. Class A	70,870	1,577
Ship Finance International Ltd.	83,196	1,424
Otter Tail Corp.	44,634	1,243
Nordic American Tankers Ltd.	99,454	1,088
Textainer Group Holdings Ltd.	29,934	1,086
McGrath RentCorp	29,311	1,073
US Ecology Inc.	27,738	992
ManTech International Corp. Class A	34,052	991
Navios Maritime Holdings Inc.	103,058	977
American Science & Engineering Inc.	11,086	758
China Yuchai International Ltd.	33,182	705
Landauer Inc.	12,826	592

Ennis Inc.	36,601	530
Electro Scientific Industries Inc.	42,547	461
Electro Rent Corp.	25,559	430
NAM TAI Electronics Inc.	47,408	289
		1,497,261
Oil & Gas (11.8%)
Exxon Mobil Corp.	6,208,002	572,129
Chevron Corp.	2,760,746	308,182
ConocoPhillips	1,725,813	112,092
Occidental Petroleum Corp.	1,150,801	100,776
Williams Cos. Inc.	967,809	39,187
Kinder Morgan Inc.	941,953	32,036
Ensco plc Class A	331,669	16,706
OGE Energy Corp.	278,832	9,500
Targa Resources Corp.	39,763	3,590
Crosstex Energy Inc.	50,624	1,898
Gulfmark Offshore Inc.	8,330	354
		1,196,450
Technology (9.6%)
Microsoft Corp.	10,653,815	403,247
Intel Corp.	7,099,852	174,230
Cisco Systems Inc.	7,545,025	165,311
Corning Inc.	2,075,361	35,717
Applied Materials Inc.	1,704,841	28,675
Seagate Technology plc	444,857	23,515
Analog Devices Inc.	434,975	20,996
CA Inc.	482,788	15,488
Linear Technology Corp.	331,449	14,763
KLA-Tencor Corp.	235,728	14,490
Microchip Technology Inc.	280,054	12,563
Maxim Integrated Products Inc.	404,615	12,244
Harris Corp.	151,928	10,535
Pitney Bowes Inc.	284,090	7,153
Garmin Ltd.	155,753	7,017
Leidos Holdings Inc.	100,543	4,559
Lexmark International Inc. Class A	89,303	3,500
Diebold Inc.	90,292	3,033
j2 Global Inc.	65,606	2,975
Cypress Semiconductor Corp.	213,929	2,148
Science Applications International Corp.	57,517	2,129
Intersil Corp. Class A	151,016	1,713
Quality Systems Inc.	62,163	1,144
Computer Programs & Systems Inc.	14,843	992
Brooks Automation Inc.	88,313	896
Comtech Telecommunications Corp.	23,053	701
Epiq Systems Inc.	41,781	600
		970,334
Telecommunications (4.8%)
AT&T Inc.	7,547,435	251,481
Verizon Communications Inc.	4,051,039	194,531
CenturyLink Inc.	839,806	24,237
Frontier Communications Corp.	1,406,034	6,608
Windstream Holdings Inc.	834,802	6,244
Consolidated Communications Holdings Inc.	57,208	1,120
* EarthLink Holdings Corp.	116,442	505

NTELOS Holdings Corp.	23,934	393
		485,119
Utilities (8.3%)
Duke Energy Corp.	1,003,220	70,847
NextEra Energy Inc.	618,414	56,851
Dominion Resources Inc.	820,908	55,748
Southern Co.	1,253,033	51,675
Exelon Corp.	1,217,258	35,301
Spectra Energy Corp.	946,454	34,025
American Electric Power Co. Inc.	691,931	33,773
Sempra Energy	345,627	32,043
PPL Corp.	897,433	27,435
PG&E Corp.	632,451	26,658
Public Service Enterprise Group Inc.	722,800	24,098
Consolidated Edison Inc.	412,985	22,471
Edison International	463,187	22,307
Xcel Energy Inc.	706,495	20,425
ONEOK Inc.	290,876	19,922
Northeast Utilities	444,690	19,477
FirstEnergy Corp.	594,473	18,720
DTE Energy Co.	251,132	17,132
Entergy Corp.	252,995	15,946
NiSource Inc.	440,232	15,131
CenterPoint Energy Inc.	607,298	14,211
Wisconsin Energy Corp.	323,715	13,813
Ameren Corp.	343,274	12,990
American Water Works Co. Inc.	250,668	10,671
CMS Energy Corp.	376,575	10,465
SCANA Corp.	178,274	8,427
Pinnacle West Capital Corp.	155,572	8,188
Alliant Energy Corp.	156,673	8,141
National Fuel Gas Co.	106,269	8,008
AGL Resources Inc.	157,031	7,503
UGI Corp.	161,740	7,018
Pepco Holdings Inc.	352,214	6,844
Atmos Energy Corp.	127,989	6,145
Integrys Energy Group Inc.	112,283	6,101
Westar Energy Inc. Class A	178,922	5,935
Questar Corp.	249,442	5,817
Great Plains Energy Inc.	207,142	5,112
TECO Energy Inc.	308,811	5,058
Aqua America Inc.	204,005	4,886
Vectren Corp.	116,295	4,247
Cleco Corp.	85,955	4,200
IDACORP Inc.	71,111	3,750
Hawaiian Electric Industries Inc.	140,255	3,649
Piedmont Natural Gas Co. Inc.	107,136	3,538
Southwest Gas Corp.	65,679	3,529
UNS Energy Corp.	58,790	3,520
Black Hills Corp.	63,256	3,468
Portland General Electric Co.	109,645	3,309
UIL Holdings Corp.	78,588	3,039
ALLETE Inc.	58,049	2,901
PNM Resources Inc.	113,289	2,793
WGL Holdings Inc.	73,407	2,773
New Jersey Resources Corp.	58,803	2,681
NorthWestern Corp.	54,548	2,466

Avista Corp.			84,779	2,444
South Jersey Industries Inc.			45,484	2,426
El Paso Electric Co.			57,094	2,080
Laclede Group Inc.			43,595	2,001
MGE Energy Inc.			32,619	1,857
Northwest Natural Gas Co.			38,353	1,594
California Water Service Group			67,274	1,567
American States Water Co.			54,321	1,543
Empire District Electric Co.			60,495	1,388
SJW Corp.			21,881	626
				842,707
Total Common Stocks (Cost $8,537,548)				10,108,146
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.130%		30,758,893	30,759

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.120%	5/28/14	800	800
[4,6] Freddie Mac Discount Notes	0.070%	3/31/14	1,000	999
				1,799
Total Temporary Cash Investments (Cost $32,558)				32,558
Total Investments (100.0%) (Cost $8,570,106)				10,140,704
Other Assets and Liabilities-Net (0.0%)[3]				2,274
Net Assets (100%)				10,142,978

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $359,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $394,000 of collateral received for securities on loan.
4 Securities with a value of $1,799,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

High Dividend Yield Index Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,108,146	—	—
Temporary Cash Investments	30,759	1,799	—
Futures Contracts-Liabilities[1]	(88)	—	—
Total	10,138,817	1,799	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

High Dividend Yield Index Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2014	68	30,202	118
E-mini S&P 500 Index	March 2014	41	3,642	(22)
				96

D. At January 31, 2014, the cost of investment securities for tax purposes was $8,570,869,000. Net unrealized appreciation of investment securities for tax purposes was $1,569,835,000, consisting of unrealized gains of $1,638,393,000 on securities that had risen in value since their purchase and $68,558,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (89.3%)[1]
Consumer Discretionary (11.8%)
Royal Caribbean Cruises Ltd.	4,799,825	238,072
Delphi Automotive plc	2,976,500	181,239
Hanesbrands Inc.	2,470,700	175,766
L Brands Inc.	2,599,200	136,094
International Game Technology	7,840,000	113,131
* Murphy USA Inc.	1,715,900	66,474
Dillard's Inc. Class A	384,196	33,540
		944,316
Consumer Staples (3.0%)
Lorillard Inc.	2,492,500	122,681
Reynolds American Inc.	2,456,600	119,145
		241,826
Energy (8.5%)
Murphy Oil Corp.	2,829,200	160,161
Seadrill Ltd.	3,689,300	131,745
* WPX Energy Inc.	6,469,194	123,238
Helmerich & Payne Inc.	1,296,700	114,162
^ Golar LNG Ltd.	1,734,847	61,604
Noble Corp. plc	1,833,979	56,908
Nabors Industries Ltd.	835,000	14,262
Valero Energy Corp.	237,000	12,111
*,^ Overseas Shipholding Group Inc.	472,900	4,190
		678,381
Financials (23.4%)
Discover Financial Services	3,296,000	176,830
Fifth Third Bancorp	8,182,200	171,990
CIT Group Inc.	3,684,400	171,509
Capital One Financial Corp.	2,261,600	159,692
New York Community Bancorp Inc.	9,681,700	156,747
Ameriprise Financial Inc.	1,346,800	142,276
XL Group plc Class A	4,512,301	129,684
* Genworth Financial Inc. Class A	7,528,817	111,050
People's United Financial Inc.	7,696,800	109,371
SLM Corp.	4,618,000	105,106
Willis Group Holdings plc	2,378,900	102,435
First Niagara Financial Group Inc.	11,362,000	98,168
CNA Financial Corp.	2,227,428	87,493
Unum Group	1,990,890	64,107
Everest Re Group Ltd.	357,437	51,743
American National Insurance Co.	164,858	17,145
Host Hotels & Resorts Inc.	582,300	10,708
Corporate Office Properties Trust	172,800	4,294
		1,870,348
Health Care (9.3%)
Omnicare Inc.	3,448,200	215,375
Cardinal Health Inc.	2,690,400	183,001
Cigna Corp.	2,065,700	178,290

	St. Jude Medical Inc.			2,772,500	168,374
					745,040
	Industrials (17.4%)
	Eaton Corp. plc			2,338,800	170,943
	Stanley Black & Decker Inc.			2,177,800	168,562
	Joy Global Inc.			3,192,000	168,506
	Pentair Ltd.			2,175,300	161,690
	SPX Corp.			1,489,000	148,260
	KBR Inc.			3,872,000	121,194
	Southwest Airlines Co.			4,848,846	101,583
*	AerCap Holdings NV			2,322,811	86,385
*	Air France-KLM ADR			7,473,685	85,648
*	JetBlue Airways Corp.			7,389,729	64,734
	L-3 Communications Holdings Inc.			547,800	60,844
	Xylem Inc.			1,742,700	58,136
					1,396,485
	Information Technology (8.7%)
*	Micron Technology Inc.			10,000,000	230,400
	CA Inc.			5,432,800	174,284
	Total System Services Inc.			5,576,278	166,619
*	Ingram Micro Inc.			4,191,299	104,866
*	Celestica Inc.			2,167,602	21,503
					697,672
	Materials (3.6%)
	Rockwood Holdings Inc.			2,170,387	148,737
	Yamana Gold Inc.			12,792,246	119,863
*	New Gold Inc.			2,646,670	15,192
*	Coeur Mining Inc.			825,000	8,374
					292,166
	Other (0.7%)
	^,2 Vanguard Mid-Cap Value ETF			699,800	54,353

	Utilities (2.9%)
	CenterPoint Energy Inc.			2,595,717	60,740
	Xcel Energy Inc.			2,043,880	59,089
	Pinnacle West Capital Corp.			1,053,702	55,456
	Exelon Corp.			1,133,003	32,857
	NRG Energy Inc.			796,234	22,175
					230,317
	Total Common Stocks (Cost $5,187,340)				7,150,904
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (11.5%)[1]
				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.2%)
	[3,4] Fannie Mae Discount Notes	0.075%	3/5/14	1,000	1,000
	[3,4] Fannie Mae Discount Notes	0.080%	4/23/14	1,200	1,199
	[4,5] Federal Home Loan Bank Discount Notes	0.090%	2/18/14	2,000	2,000
	[4,5] Federal Home Loan Bank Discount Notes	0.080%	2/28/14	1,000	1,000
5	Federal Home Loan Bank Discount Notes	0.073%	5/2/14	2,400	2,399
3	Freddie Mac Discount Notes	0.150%	2/3/14	2,400	2,400
	[3,4] Freddie Mac Discount Notes	0.090%	2/24/14	3,300	3,299

[3,4] Freddie Mac Discount Notes		0.085%	3/3/14	1,000	1,000
4	United States Treasury Bill	0.072%	2/13/14	800	800
4	United States Treasury Note/Bond	1.750%	3/31/14	2,000	2,005
					17,102

Money Market Fund (11.3%)
[6,7] Vanguard Market Liquidity Fund		0.130%		901,771,798	901,772

Total Temporary Cash Investments (Cost $918,876)					918,874
Total Investments (100.8%) (Cost $6,106,216)					8,069,778
Other Assets and Liabilities-Net (-0.8%)[7]					(64,942)
Net Assets (100%)					8,004,836

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,188,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 92.2% and 8.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $11,616,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $34,685,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Selected Value Fund

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,150,904	—	—
Temporary Cash Investments	901,772	17,102	—
Futures Contracts—Assets	42	—	—
Futures Contracts—Liabilities	(75)	—	—
Total	8,052,643	17,102	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P Midcap 400 Index	March 2014	1,003	131,423	(1,734)
E-mini Russell 2000 Index	March 2014	836	94,326	(1,579)
E-mini S&P 500 Index	March 2014	50	4,441	2
				(3,317)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Selected Value Fund

At January 31, 2014, the cost of investment securities for tax purposes was $6,106,216,000. Net unrealized appreciation of investment securities for tax purposes was $1,963,562,000, consisting of unrealized gains of $2,079,214,000 on securities that had risen in value since their purchase and $115,652,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments
As of January 31, 2014

Angola (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1	Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	USD	250	266
Total Angola (Cost $268)						266
Argentina (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	Provincia de Buenos Aires	11.750%	10/5/15	USD	300	258
1	Provincia de Buenos Aires	10.875%	1/26/21	USD	100	73
	Provincia de Cordoba	12.375%	8/17/17	USD	100	77
	Republic of Argentina	8.750%	6/2/17	USD	200	151
	Republic of Argentina	8.280%	12/31/33	USD	1,192	739
	Republic of Argentina	8.280%	12/31/33	USD	236	145
1	Republic of Argentina	2.500%	12/31/38	USD	1,097	386
Total Argentina (Cost $1,947)						1,829
Armenia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Republic of Armenia	6.000%	9/30/20	USD	200	201
Total Armenia (Cost $198)						201
Australia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	USD	300	300
Total Australia (Cost $300)						300
Azerbaijan (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	State Oil Co. of the Azerbaijan Republic	5.450%	2/9/17	USD	200	210
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	USD	200	187
Total Azerbaijan (Cost $399)						397
Bahrain (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	Bahrain Mumtalakat Holding Co. BSC	5.000%	6/30/15	USD	150	154
	Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	USD	200	190
	Kingdom of Bahrain	6.273%	11/22/18	USD	350	398
2	Kingdom of Bahrain	5.500%	3/31/20	USD	200	213
2	Kingdom of Bahrain	6.125%	7/5/22	USD	600	646
2	Kingdom of Bahrain	6.125%	8/1/23	USD	150	160
Total Bahrain (Cost $1,713)						1,761
Belarus (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Belarus	8.750%	8/3/15	USD	258	258
	Republic of Belarus	8.950%	1/26/18	USD	200	202
Total Belarus (Cost $466)						460
Belize (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
1	Belize	5.000%	2/20/38	USD	100	65
Total Belize (Cost $61)						65
Bermuda (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Bermuda	5.603%	7/20/20	USD	100	108

2 Bermuda	4.854%	2/6/24	USD	150	149
Total Bermuda (Cost $258)					257
Bolivia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Plurinational State of Bolivia	4.875%	10/29/22	USD	200	189
Total Bolivia (Cost $183)					189
Brazil (9.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (9.9%)
Banco do Brasil SA	3.875%	1/23/17	USD	94	96
Banco do Brasil SA	6.000%	1/22/20	USD	100	106
Banco do Brasil SA	5.375%	1/15/21	USD	100	98
Banco do Brasil SA	5.875%	1/26/22	USD	400	378
Banco do Brasil SA	3.875%	10/10/22	USD	475	410
Banco do Brasil SA	5.875%	1/19/23	USD	250	236
1 Banco do Brasil SA	8.500%	10/29/49	USD	200	214
Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	USD	200	204
2 Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	USD	150	152
Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	USD	400	432
2 Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	USD	100	102
Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	USD	200	196
2 Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	USD	200	196
Caixa Economica Federal	2.375%	11/6/17	USD	325	302
2 Caixa Economica Federal	4.500%	10/3/18	USD	200	200
Caixa Economica Federal	3.500%	11/7/22	USD	150	121
Centrais Eletricas Brasileiras SA	6.875%	7/30/19	USD	200	214
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	USD	400	380
Federative Republic of Brazil	7.875%	3/7/15	USD	300	321
Federative Republic of Brazil	6.000%	1/17/17	USD	500	553
1 Federative Republic of Brazil	8.000%	1/15/18	USD	311	346
Federative Republic of Brazil	5.875%	1/15/19	USD	430	478
Federative Republic of Brazil	8.875%	10/14/19	USD	175	224
Federative Republic of Brazil	4.875%	1/22/21	USD	531	553
Federative Republic of Brazil	2.625%	1/5/23	USD	800	683
Federative Republic of Brazil	8.875%	4/15/24	USD	307	402
Federative Republic of Brazil	4.250%	1/7/25	USD	900	841
Federative Republic of Brazil	8.750%	2/4/25	USD	100	130
Federative Republic of Brazil	10.125%	5/15/27	USD	430	629
Federative Republic of Brazil	12.250%	3/6/30	USD	150	253
Federative Republic of Brazil	8.250%	1/20/34	USD	225	281
Federative Republic of Brazil	7.125%	1/20/37	USD	990	1,111
1 Federative Republic of Brazil	11.000%	8/17/40	USD	300	340
Federative Republic of Brazil	5.625%	1/7/41	USD	750	712
3 Petrobras Global Finance BV	1.857%	5/20/16	USD	100	99
Petrobras Global Finance BV	2.000%	5/20/16	USD	100	99
3 Petrobras Global Finance BV	2.379%	1/15/19	USD	150	146
Petrobras Global Finance BV	3.000%	1/15/19	USD	726	684
Petrobras Global Finance BV	4.375%	5/20/23	USD	725	641
Petrobras Global Finance BV	5.625%	5/20/43	USD	550	435
Petrobras International Finance Co.	2.875%	2/6/15	USD	325	329
Petrobras International Finance Co.	3.875%	1/27/16	USD	1,050	1,077

Petrobras International Finance Co.	6.125%	10/6/16	USD	300	324
Petrobras International Finance Co.	3.500%	2/6/17	USD	200	202
Petrobras International Finance Co.	5.875%	3/1/18	USD	475	505
Petrobras International Finance Co.	8.375%	12/10/18	USD	350	407
Petrobras International Finance Co.	7.875%	3/15/19	USD	500	566
Petrobras International Finance Co.	5.750%	1/20/20	USD	400	412
Petrobras International Finance Co.	5.375%	1/27/21	USD	1,260	1,245
Petrobras International Finance Co.	6.875%	1/20/40	USD	250	231
Petrobras International Finance Co.	6.750%	1/27/41	USD	477	430
Total Brazil (Cost $20,552)					19,726
Chile (1.7%)
Corporate Bonds (0.1%)
2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	USD	200	200
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
2 Banco del Estado de Chile	4.125%	10/7/20	USD	200	202
2 Banco del Estado de Chile	3.875%	2/8/22	USD	200	195
2 Corp. Nacional del Cobre de Chile	3.750%	11/4/20	USD	200	202
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	USD	200	199
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	USD	475	438
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	USD	200	203
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	USD	150	154
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	USD	300	297
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	USD	50	41
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	USD	200	203
2 Empresa Nacional del Petroleo	4.750%	12/6/21	USD	200	196
Republic of Chile	3.875%	8/5/20	USD	250	264
Republic of Chile	3.250%	9/14/21	USD	350	348
Republic of Chile	2.250%	10/30/22	USD	200	179
Republic of Chile	3.625%	10/30/42	USD	150	119
					3,240
Total Chile (Cost $3,463)					3,440
China (4.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
Amber Circle Funding Ltd.	2.000%	12/4/17	USD	200	197
Amber Circle Funding Ltd.	3.250%	12/4/22	USD	200	181
China Development Bank Corp.	5.000%	10/15/15	USD	200	213
2 China Resources Gas Group Ltd.	4.500%	4/5/22	USD	200	197
2 China Resources Land Ltd.	4.625%	5/19/16	USD	200	208
2 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	USD	338	345
2 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	USD	475	463
2 CNOOC Finance 2012 Ltd.	5.000%	5/2/42	USD	200	191
CNOOC Finance 2013 Ltd.	1.125%	5/9/16	USD	50	50
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	USD	200	197
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	USD	500	443
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	USD	200	171
CNPC General Capital Ltd.	1.450%	4/16/16	USD	250	250
2 CNPC General Capital Ltd.	3.950%	4/19/22	USD	200	194
CNPC General Capital Ltd.	3.400%	4/16/23	USD	250	229
2 CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	USD	400	414
2 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	USD	200	218
2 COSL Finance BVI Ltd.	3.250%	9/6/22	USD	350	315
2 Export-Import Bank of China	4.875%	7/21/15	USD	200	210
2 Franshion Development Ltd.	6.750%	4/15/21	USD	200	197
MCC Holding Hong Kong Corp. Ltd.	4.875%	7/29/16	USD	200	199

	Nexen Energy ULC	7.875%	3/15/32	USD	100	135
	Nexen Energy ULC	5.875%	3/10/35	USD	308	342
	Nexen Energy ULC	6.400%	5/15/37	USD	225	261
	Prosperous Ray Ltd.	3.000%	11/12/18	USD	200	196
[1,2] Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	USD	200	191
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	USD	275	282
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	USD	150	157
	Sinopec Capital 2013 Ltd.	1.250%	4/24/16	USD	200	200
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	USD	400	358
2	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	USD	600	585
2	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	USD	100	94
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	USD	300	296
2	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	USD	500	492
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	USD	350	326
Total China (Cost $9,145)						8,997
Colombia (2.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.7%)
	Ecopetrol SA	4.250%	9/18/18	USD	35	36
	Ecopetrol SA	7.625%	7/23/19	USD	325	380
	Ecopetrol SA	5.875%	9/18/23	USD	265	275
	Ecopetrol SA	7.375%	9/18/43	USD	250	269
	Republic of Colombia	7.375%	1/27/17	USD	900	1,038
	Republic of Colombia	7.375%	3/18/19	USD	250	298
	Republic of Colombia	4.375%	7/12/21	USD	400	408
1	Republic of Colombia	2.625%	3/15/23	USD	675	588
	Republic of Colombia	4.000%	2/26/24	USD	200	190
	Republic of Colombia	8.125%	5/21/24	USD	150	190
	Republic of Colombia	7.375%	9/18/37	USD	300	361
	Republic of Colombia	6.125%	1/18/41	USD	1,000	1,050
1	Republic of Colombia	5.625%	2/26/44	USD	200	199
Total Colombia (Cost $5,433)						5,282
Costa Rica (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
2	Banco Nacional de Costa Rica	4.875%	11/1/18	USD	200	195
	Instituto Costarricense de Electricidad	6.950%	11/10/21	USD	200	203
	Instituto Costarricense de Electricidad	6.375%	5/15/43	USD	200	164
	Republic of Costa Rica	4.250%	1/26/23	USD	400	358
Total Costa Rica (Cost $961)						920
Cote D'Ivoire (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
1 Republic of Ivory Coast		7.774%	12/31/32	USD	595	515
Total Cote D'Ivoire (Cost $544)						515
Croatia (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
	Republic of Croatia	6.250%	4/27/17	USD	200	211
	Republic of Croatia	6.750%	11/5/19	USD	400	427
	Republic of Croatia	6.625%	7/14/20	USD	440	465
	Republic of Croatia	6.375%	3/24/21	USD	350	362
	Republic of Croatia	5.500%	4/4/23	USD	500	478
2	Republic of Croatia	6.000%	1/26/24	USD	300	293

Total Croatia (Cost $2,279)	2,236
Dominican Republic (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
1	Dominican Republic	9.040%	1/23/18	USD	87	96
1	Dominican Republic	7.500%	5/6/21	USD	350	381
Dominican Republic	6.600%	1/28/24	USD	100	100
1	Dominican Republic	5.875%	4/18/24	USD	300	287
Total Dominican Republic (Cost $872)	864
Ecuador (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Ecuador	9.375%	12/15/15	USD	100	104
Total Ecuador (Cost $105)	104
Egypt (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
African Export-Import Bank	3.875%	6/4/18	USD	250	247
Arab Republic of Egypt	5.750%	4/29/20	USD	212	209
Nile Finance Ltd.	5.250%	8/5/15	USD	100	101
Total Egypt (Cost $529)	557
El Salvador (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
Republic of El Salvador	7.375%	12/1/19	USD	100	106
Republic of El Salvador	7.750%	1/24/23	USD	300	319
Republic of El Salvador	5.875%	1/30/25	USD	200	180
Republic of El Salvador	8.250%	4/10/32	USD	100	101
Republic of El Salvador	7.650%	6/15/35	USD	260	244
Republic of El Salvador	7.625%	2/1/41	USD	150	137
Total El Salvador (Cost $1,168)	1,087
Gabon (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Gabonese Republic	8.200%	12/12/17	USD	100	115
[1,2] Gabonese Republic	6.375%	12/12/24	USD	200	206
Total Gabon (Cost $315)	321
Georgia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Georgia	6.875%	4/12/21	USD	200	216
Total Georgia (Cost $226)	216
Ghana (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Ghana	8.500%	10/4/17	USD	200	207
2	Republic of Ghana	7.875%	8/7/23	USD	200	187
Total Ghana (Cost $417)	394
Guatemala (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Guatemala	5.750%	6/6/22	USD	200	207
Republic of Guatemala	4.875%	2/13/28	USD	200	179
Total Guatemala (Cost $401)	386
Honduras (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1	Republic of Honduras	7.500%	3/15/24	USD	200	190
Total Honduras (Cost $170)	190

Hungary (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
[2,4] MFB Magyar Fejlesztesi Bank Zrt		6.250%	10/21/20	USD	200	209
	Republic of Hungary	4.750%	2/3/15	USD	400	411
	Republic of Hungary	4.125%	2/19/18	USD	716	714
	Republic of Hungary	6.250%	1/29/20	USD	300	322
	Republic of Hungary	6.375%	3/29/21	USD	560	595
	Republic of Hungary	5.375%	2/21/23	USD	362	353
	Republic of Hungary	5.750%	11/22/23	USD	200	199
	Republic of Hungary	7.625%	3/29/41	USD	530	562
Total Hungary (Cost $3,388)						3,365
India (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
	Bank of India	4.750%	9/30/15	USD	225	233
	Bank of India	3.625%	9/21/18	USD	350	340
	Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	USD	200	181
	Export-Import Bank of India	4.000%	1/14/23	USD	200	180
	IDBI Bank Ltd.	4.375%	3/26/18	USD	200	197
	IDBI Bank Ltd.	3.750%	1/25/19	USD	200	186
	Indian Oil Corp. Ltd.	5.625%	8/2/21	USD	200	200
	Indian Overseas Bank	5.000%	10/19/16	USD	200	207
	NTPC Ltd.	5.625%	7/14/21	USD	200	202
	State Bank of India	4.125%	8/1/17	USD	850	864
Total India (Cost $2,832)						2,790
Indonesia (5.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.4%)
	Lembaga Pembiayaan Ekspor Indonesia	3.750%	4/26/17	USD	300	297
	Majapahit Holding BV	8.000%	8/7/19	USD	100	111
	Majapahit Holding BV	7.750%	1/20/20	USD	775	849
	Pertamina Persero PT	4.875%	5/3/22	USD	200	181
2	Pertamina Persero PT	4.300%	5/20/23	USD	655	558
	Pertamina Persero PT	6.500%	5/27/41	USD	400	343
2	Pertamina Persero PT	6.000%	5/3/42	USD	200	162
2	Pertamina Persero PT	5.625%	5/20/43	USD	200	154
	Perusahaan Listrik Negara PT	5.500%	11/22/21	USD	300	289
	Perusahaan Listrik Negara PT	5.250%	10/24/42	USD	200	147
2	Perusahaan Penerbit SBSN Indonesia	6.125%	3/15/19	USD	200	213
	Republic of Indonesia	7.500%	1/15/16	USD	250	275
	Republic of Indonesia	6.875%	3/9/17	USD	350	392
	Republic of Indonesia	6.875%	1/17/18	USD	726	810
	Republic of Indonesia	4.000%	11/21/18	USD	200	199
	Republic of Indonesia	11.625%	3/4/19	USD	400	526
	Republic of Indonesia	6.125%	3/15/19	USD	200	213
	Republic of Indonesia	5.875%	3/13/20	USD	250	263
2	Republic of Indonesia	5.875%	3/13/20	USD	350	371
	Republic of Indonesia	4.875%	5/5/21	USD	500	494
	Republic of Indonesia	3.750%	4/25/22	USD	600	540
	Republic of Indonesia	3.300%	11/21/22	USD	228	187
	Republic of Indonesia	3.375%	4/15/23	USD	200	170
	Republic of Indonesia	5.375%	10/17/23	USD	200	198
2	Republic of Indonesia	5.875%	1/15/24	USD	200	204
	Republic of Indonesia	8.500%	10/12/35	USD	250	299
	Republic of Indonesia	6.625%	2/17/37	USD	818	813
	Republic of Indonesia	7.750%	1/17/38	USD	275	307
	Republic of Indonesia	5.250%	1/17/42	USD	500	423

Republic of Indonesia	4.625%	4/15/43	USD	375	290
2 Republic of Indonesia	6.750%	1/15/44	USD	450	454
Total Indonesia (Cost $11,228)					10,732
Iraq (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Iraq	5.800%	1/15/28	USD	560	473
Total Iraq (Cost $484)					473
Jamaica (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1 Jamaica	8.000%	6/24/19	USD	250	252
1 Jamaica	8.000%	3/15/39	USD	125	108
Total Jamaica (Cost $355)					360
Jordan (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Hashemite Kingdom of Jordan	3.875%	11/12/15	USD	200	199
Total Jordan (Cost $200)					199
Kazakhstan (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	USD	200	178
2 KazAgro National Management Holding JSC	4.625%	5/24/23	USD	200	182
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	USD	400	394
Kazatomprom Natsionalnaya Atomnaya
Kompaniya AO	6.250%	5/20/15	USD	200	207
KazMunayGas National Co. JSC	9.125%	7/2/18	USD	1,025	1,222
KazMunayGas National Co. JSC	7.000%	5/5/20	USD	200	222
KazMunayGas National Co. JSC	4.400%	4/30/23	USD	200	182
KazMunayGas National Co. JSC	5.750%	4/30/43	USD	200	170
2 KazMunayGas National Co. JSC	5.750%	4/30/43	USD	225	191
Total Kazakhstan (Cost $3,037)					2,948
Latvia (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
Republic of Latvia	5.250%	2/22/17	USD	280	306
Republic of Latvia	2.750%	1/12/20	USD	300	288
Republic of Latvia	5.250%	6/16/21	USD	200	218
Total Latvia (Cost $805)					812
Lebanon (2.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
Republic of Lebanon	8.500%	8/6/15	USD	350	373
Republic of Lebanon	8.500%	1/19/16	USD	600	647
Republic of Lebanon	4.750%	11/2/16	USD	100	100
Republic of Lebanon	9.000%	3/20/17	USD	150	167
Republic of Lebanon	5.150%	11/12/18	USD	150	147
Republic of Lebanon	5.500%	4/23/19	USD	50	49
Republic of Lebanon	6.000%	5/20/19	USD	150	151
Republic of Lebanon	5.450%	11/28/19	USD	350	341
Republic of Lebanon	6.375%	3/9/20	USD	580	590
Republic of Lebanon	8.250%	4/12/21	USD	150	167
Republic of Lebanon	6.100%	10/4/22	USD	550	537
Republic of Lebanon	6.000%	1/27/23	USD	400	386
Republic of Lebanon	6.250%	6/12/25	USD	100	96
Republic of Lebanon	6.600%	11/27/26	USD	100	99
Republic of Lebanon	6.750%	11/29/27	USD	375	371

Total Lebanon (Cost $4,216)					4,221
Lithuania (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
Republic of Lithuania	7.375%	2/11/20	USD	413	492
Republic of Lithuania	6.125%	3/9/21	USD	375	426
Republic of Lithuania	6.625%	2/1/22	USD	440	514
Total Lithuania (Cost $1,444)					1,432
Luxembourg (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2 Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	USD	200	201
VTB Bank OJSC Via VTB Capital SA	6.250%	6/30/35	USD	100	106
Total Luxembourg (Cost $306)					307
Malaysia (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
2 Federation of Malaysia	2.991%	7/6/16	USD	625	649
1 Malayan Banking Berhad	3.250%	9/20/22	USD	200	199
2 Petroliam Nasional Bhd.	7.750%	8/15/15	USD	100	110
Petroliam Nasional Bhd.	7.625%	10/15/26	USD	100	129
2 Petronas Capital Ltd.	5.250%	8/12/19	USD	748	831
Petronas Capital Ltd.	5.250%	8/12/19	USD	216	240
Petronas Capital Ltd.	7.875%	5/22/22	USD	200	257
SSG Resources Ltd.	4.250%	10/4/22	USD	400	389
Total Malaysia (Cost $2,807)					2,804
Mexico (8.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.5%)
Comision Federal de Electricidad	4.875%	5/26/21	USD	250	257
2 Comision Federal de Electricidad	4.875%	1/15/24	USD	200	198
Comision Federal de Electricidad	5.750%	2/14/42	USD	200	184
Pemex Project Funding Master Trust	5.750%	3/1/18	USD	600	663
Pemex Project Funding Master Trust	6.625%	6/15/35	USD	540	563
Petroleos Mexicanos	4.875%	3/15/15	USD	350	364
Petroleos Mexicanos	3.500%	7/18/18	USD	300	308
2 Petroleos Mexicanos	3.125%	1/23/19	USD	200	200
Petroleos Mexicanos	8.000%	5/3/19	USD	590	711
Petroleos Mexicanos	6.000%	3/5/20	USD	200	220
Petroleos Mexicanos	5.500%	1/21/21	USD	450	480
Petroleos Mexicanos	4.875%	1/24/22	USD	500	508
Petroleos Mexicanos	3.500%	1/30/23	USD	650	590
Petroleos Mexicanos	4.875%	1/18/24	USD	350	350
2 Petroleos Mexicanos	4.875%	1/18/24	USD	100	100
Petroleos Mexicanos	6.500%	6/2/41	USD	720	738
Petroleos Mexicanos	5.500%	6/27/44	USD	560	505
2 Petroleos Mexicanos	6.375%	1/23/45	USD	700	700
United Mexican States	6.625%	3/3/15	USD	400	425
United Mexican States	11.375%	9/15/16	USD	200	253
United Mexican States	5.625%	1/15/17	USD	980	1,091
United Mexican States	5.950%	3/19/19	USD	375	432
United Mexican States	5.125%	1/15/20	USD	380	419
United Mexican States	3.500%	1/21/21	USD	200	199
United Mexican States	3.625%	3/15/22	USD	642	631
United Mexican States	8.000%	9/24/22	USD	150	191
United Mexican States	4.000%	10/2/23	USD	1,425	1,405
United Mexican States	8.300%	8/15/31	USD	200	271

United Mexican States	7.500%	4/8/33	USD	50	63
United Mexican States	6.750%	9/27/34	USD	785	912
United Mexican States	6.050%	1/11/40	USD	864	920
United Mexican States	4.750%	3/8/44	USD	1,050	924
United Mexican States	5.550%	1/21/45	USD	750	756
United Mexican States	5.750%	10/12/10	USD	500	454
Total Mexico (Cost $17,418)	16,985
Mongolia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
5	Development Bank of Mongolia LLC	5.750%	3/21/17	USD	200	186
Mongolia	5.125%	12/5/22	USD	250	200
Total Mongolia (Cost $425)	386
Morocco (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
Kingdom of Morocco	4.250%	12/11/22	USD	250	232
Kingdom of Morocco	5.500%	12/11/42	USD	425	368
Total Morocco (Cost $609)	600
Namibia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Namibia	5.500%	11/3/21	USD	200	199
Total Namibia (Cost $206)	199
Netherlands (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
[1,6] Mozambique EMATUM Finance 2020 BV	6.305%	9/11/20	USD	400	372
Total Netherlands (Cost $380)	372
Nigeria (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Federal Republic of Nigeria	5.125%	7/12/18	USD	200	203
Total Nigeria (Cost $198)	203
Pakistan (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Islamic Republic of Pakistan	6.875%	6/1/17	USD	175	175
Total Pakistan (Cost $169)	175
Panama (1.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
Republic of Panama	7.250%	3/15/15	USD	61	65
Republic of Panama	5.200%	1/30/20	USD	450	488
Republic of Panama	7.125%	1/29/26	USD	100	120
Republic of Panama	8.875%	9/30/27	USD	125	167
Republic of Panama	9.375%	4/1/29	USD	50	69
1	Republic of Panama	6.700%	1/26/36	USD	816	910
1	Republic of Panama	4.300%	4/29/53	USD	200	152
Total Panama (Cost $2,079)	1,971
Peru (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
Corp Financiera de Desarrollo SA	4.750%	2/8/22	USD	200	198
Fondo MIVIVIENDA SA	3.500%	1/31/23	USD	100	88
Republic of Peru	8.375%	5/3/16	USD	150	172
Republic of Peru	7.125%	3/30/19	USD	250	299
Republic of Peru	7.350%	7/21/25	USD	325	407
Republic of Peru	8.750%	11/21/33	USD	335	481

1	Republic of Peru	6.550%	3/14/37	USD	909	1,034
	Republic of Peru	5.625%	11/18/50	USD	100	99
Total Peru (Cost $2,913)						2,778
Philippines (3.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.3%)
7	Power Sector Assets & Liabilities
	Management Corp.	6.875%	11/2/16	USD	100	113
7	Power Sector Assets & Liabilities
	Management Corp.	7.250%	5/27/19	USD	264	315
7	Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	USD	300	371
	Republic of Philippines	9.375%	1/18/17	USD	200	244
	Republic of Philippines	8.375%	6/17/19	USD	405	511
	Republic of Philippines	6.500%	1/20/20	USD	250	295
	Republic of Philippines	4.000%	1/15/21	USD	650	674
	Republic of Philippines	10.625%	3/16/25	USD	300	460
	Republic of Philippines	5.500%	3/30/26	USD	550	605
	Republic of Philippines	9.500%	2/2/30	USD	325	487
	Republic of Philippines	7.750%	1/14/31	USD	650	858
	Republic of Philippines	6.375%	1/15/32	USD	500	589
	Republic of Philippines	6.375%	10/23/34	USD	700	833
	Republic of Philippines	5.000%	1/13/37	USD	200	208
Total Philippines (Cost $6,713)						6,563
Poland (1.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
	Republic of Poland	3.875%	7/16/15	USD	300	313
	Republic of Poland	5.000%	10/19/15	USD	200	214
	Republic of Poland	6.375%	7/15/19	USD	925	1,082
	Republic of Poland	5.125%	4/21/21	USD	725	788
	Republic of Poland	5.000%	3/23/22	USD	400	427
	Republic of Poland	3.000%	3/17/23	USD	900	826
Total Poland (Cost $3,697)						3,650
Qatar (4.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.2%)
[1,2] Nakilat Inc.		6.067%	12/31/33	USD	200	212
[2,8] Qatari Diar Finance QSC		3.500%	7/21/15	USD	215	222
[2,8] Qatari Diar Finance QSC		5.000%	7/21/20	USD	625	689
	QNB Finance Ltd.	3.125%	11/16/15	USD	200	207
	QNB Finance Ltd.	3.375%	2/22/17	USD	400	414
	QNB Finance Ltd.	2.125%	2/14/18	USD	200	197
	QNB Finance Ltd.	2.750%	10/31/18	USD	200	198
	QNB Finance Ltd.	2.875%	4/29/20	USD	400	386
2	Qtel International Finance Ltd.	3.375%	10/14/16	USD	305	318
2	Qtel International Finance Ltd.	4.750%	2/16/21	USD	300	317
2	Qtel International Finance Ltd.	3.250%	2/21/23	USD	150	137
2	Qtel International Finance Ltd.	5.000%	10/19/25	USD	200	203
2	Qtel International Finance Ltd.	3.875%	1/31/28	USD	200	178
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	USD	355	380
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	USD	250	296
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.838%	9/30/27	USD	270	287
2	State of Qatar	3.125%	1/20/17	USD	500	525
8	State of Qatar	2.099%	1/18/18	USD	500	502
2	State of Qatar	6.550%	4/9/19	USD	250	298
2	State of Qatar	5.250%	1/20/20	USD	557	626

2 State of Qatar	4.500%	1/20/22	USD	400	429
8 State of Qatar	3.241%	1/18/23	USD	725	717
2 State of Qatar	9.750%	6/15/30	USD	250	385
2 State of Qatar	6.400%	1/20/40	USD	200	231
2 State of Qatar	5.750%	1/20/42	USD	200	214
Total Qatar (Cost $8,644)					8,568
Romania (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
Republic of Romania	6.750%	2/7/22	USD	850	960
Republic of Romania	4.375%	8/22/23	USD	176	168
2 Republic of Romania	6.125%	1/22/44	USD	200	197
Total Romania (Cost $1,350)					1,325
Russia (13.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (13.1%)
AK Transneft OJSC Via TransCapitalInvest
Ltd.	8.700%	8/7/18	USD	220	269
Bank of Moscow via BOM Capital PL	6.699%	3/11/15	USD	175	183
Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	USD	400	362
Gazprom OAO Via Gaz Capital SA	5.092%	11/29/15	USD	200	213
Gazprom OAO Via Gaz Capital SA	4.950%	5/23/16	USD	200	212
Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	USD	325	359
Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	USD	250	289
Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	USD	400	482
Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	USD	378	360
Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	USD	550	523
Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	USD	650	562
Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	USD	275	322
Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	USD	250	260
Gazprombank OJSC Via GPB Eurobond
Finance plc	6.500%	9/23/15	USD	345	367
Gazprombank OJSC Via GPB Eurobond
Finance plc	5.625%	5/17/17	USD	200	211
Gazprombank OJSC Via GPB Eurobond
Finance plc	7.250%	5/3/19	USD	200	216
1 Gazprombank OJSC Via GPB Eurobond
Finance plc	7.875%	4/29/49	USD	200	197
Rosneft Finance SA	7.500%	7/18/16	USD	400	446
Rosneft Finance SA	7.875%	3/13/18	USD	400	457
2 Rosneft Finance SA	7.875%	3/13/18	USD	100	114
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	USD	527	476
Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.299%	5/15/17	USD	200	213
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.298%	12/27/17	USD	318	327
Russian Agricultural Bank OJSC Via RSHB
Capital SA	7.750%	5/29/18	USD	200	223
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	USD	100	102
1 Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.000%	6/3/21	USD	200	204
Russian Federation	3.625%	4/29/15	USD	1,000	1,032
Russian Federation	3.250%	4/4/17	USD	200	209
Russian Federation	11.000%	7/24/18	USD	500	670
2 Russian Federation	3.500%	1/16/19	USD	300	303

Russian Federation	5.000%	4/29/20	USD	1,200	1,276
2 Russian Federation	4.500%	4/4/22	USD	500	501
Russian Federation	4.500%	4/4/22	USD	200	200
2 Russian Federation	4.875%	9/16/23	USD	200	201
Russian Federation	4.875%	9/16/23	USD	400	401
Russian Federation	12.750%	6/24/28	USD	375	630
1 Russian Federation	7.500%	3/31/30	USD	3,504	4,038
Russian Federation	5.625%	4/4/42	USD	800	778
Russian Federation	5.875%	9/16/43	USD	400	397
Russian Railways via RZD Capital plc	5.739%	4/3/17	USD	350	376
Russian Railways via RZD Capital plc	5.700%	4/5/22	USD	400	402
Sberbank of Russia Via SB Capital SA	5.499%	7/7/15	USD	350	369
Sberbank of Russia Via SB Capital SA	4.950%	2/7/17	USD	300	315
Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	USD	300	319
Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	USD	200	208
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	USD	200	207
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	USD	200	208
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	USD	524	491
2 Sberbank of Russia Via SB Capital SA	5.250%	5/23/23	USD	150	141
SCF Capital Ltd.	5.375%	10/27/17	USD	200	198
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	USD	300	315
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	USD	650	700
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	USD	200	202
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	USD	200	203
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	USD	300	310
VTB Bank OJSC Via VTB Capital SA	6.465%	3/4/15	USD	300	314
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	USD	525	559
VTB Bank OJSC Via VTB Capital SA	6.315%	2/22/18	USD	200	213
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	USD	225	245
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	USD	350	368
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	USD	375	375
1 VTB Bank OJSC via VTB Eurasia Ltd.	9.500%	12/29/49	USD	450	483
Total Russia (Cost $26,652)					26,106
Saudi Arabia (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
SABIC Capital I BV	3.000%	11/2/15	USD	200	205
SABIC Capital II BV	2.625%	10/3/18	USD	400	395
Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	USD	200	202
Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	USD	550	520
Total Saudi Arabia (Cost $1,356)					1,322
Senegal (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Senegal	8.750%	5/13/21	USD	200	216
Total Senegal (Cost $221)					216
Serbia, Republic Of (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
Republic of Serbia	5.250%	11/21/17	USD	400	405
Republic of Serbia	5.875%	12/3/18	USD	200	205
2 Republic of Serbia	5.875%	12/3/18	USD	200	204
Republic of Serbia	4.875%	2/25/20	USD	500	475
Republic of Serbia	7.250%	9/28/21	USD	200	211

Total Serbia, Republic Of (Cost $1,521)						1,500
South Africa (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	USD	400	391
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	USD	200	200
	Republic of South Africa	6.875%	5/27/19	USD	100	113
	Republic of South Africa	5.500%	3/9/20	USD	585	619
	Republic of South Africa	5.875%	5/30/22	USD	425	450
	Republic of South Africa	4.665%	1/17/24	USD	650	617
	Republic of South Africa	5.875%	9/16/25	USD	450	461
	Transnet SOC Ltd.	4.500%	2/10/16	USD	200	209
2	Transnet SOC Ltd.	4.000%	7/26/22	USD	200	175
Total South Africa (Cost $3,327)						3,235
Sri Lanka (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
	Bank of Ceylon	5.325%	4/16/18	USD	200	192
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	USD	200	202
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	USD	432	433
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	USD	200	191
	National Savings Bank	8.875%	9/18/18	USD	200	214
Total Sri Lanka (Cost $1,235)						1,232
Thailand (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	PTT PCL	4.500%	10/25/42	USD	200	156
Total Thailand (Cost $182)						156
Trinidad And Tobago (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	USD	150	187
1	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	USD	71	75
2	Republic of Trinidad & Tobago	4.375%	1/16/24	USD	200	207
Total Trinidad And Tobago (Cost $464)						469
Turkey (5.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
	Export Credit Bank of Turkey	5.875%	4/24/19	USD	200	200
	Republic of Turkey	7.250%	3/15/15	USD	400	422
	Republic of Turkey	7.000%	9/26/16	USD	700	767
	Republic of Turkey	7.500%	7/14/17	USD	450	500
9	Republic of Turkey	2.803%	3/26/18	USD	450	416
	Republic of Turkey	6.750%	4/3/18	USD	987	1,069
2	Republic of Turkey	4.557%	10/10/18	USD	150	150
	Republic of Turkey	7.000%	3/11/19	USD	350	381
	Republic of Turkey	7.000%	6/5/20	USD	630	684
	Republic of Turkey	5.625%	3/30/21	USD	701	702
	Republic of Turkey	6.250%	9/26/22	USD	504	516
	Republic of Turkey	3.250%	3/23/23	USD	451	370
	Republic of Turkey	5.750%	3/22/24	USD	600	591
	Republic of Turkey	7.375%	2/5/25	USD	750	814
	Republic of Turkey	11.875%	1/15/30	USD	275	415
	Republic of Turkey	8.000%	2/14/34	USD	100	114
	Republic of Turkey	6.875%	3/17/36	USD	830	835
	Republic of Turkey	7.250%	3/5/38	USD	150	158
	Republic of Turkey	6.750%	5/30/40	USD	200	197
	Republic of Turkey	6.000%	1/14/41	USD	800	711

	Republic of Turkey	4.875%	4/16/43	USD	700	535
	Turkiye Halk Bankasi AS	3.875%	2/5/20	USD	200	171
	Turkiye Vakiflar Bankasi Tao	5.750%	4/24/17	USD	200	201
	Turkiye Vakiflar Bankasi Tao	3.750%	4/15/18	USD	200	181
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	USD	200	170
Total Turkey (Cost $12,224)						11,270
Ukraine (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
[10] Financing of Infrastructural Projects State
	Enterprise	8.375%	11/3/17	USD	100	88
[10] Financing of Infrastructural Projects State
	Enterprise	9.000%	12/7/17	USD	200	176
[10] Financing of Infrastructural Projects State
	Enterprise	7.400%	4/20/18	USD	200	174
	Oschadbank Via SSB #1 plc	8.875%	3/20/18	USD	200	157
	Ukraine	6.250%	6/17/16	USD	200	180
	Ukraine	6.580%	11/21/16	USD	515	463
	Ukraine	9.250%	7/24/17	USD	750	705
	Ukraine	6.750%	11/14/17	USD	200	172
	Ukraine	7.750%	9/23/20	USD	398	341
	Ukraine	7.950%	2/23/21	USD	450	385
	Ukraine	7.800%	11/28/22	USD	200	170
	Ukreximbank Via Biz Finance plc	8.375%	4/27/15	USD	125	112
	Ukreximbank Via Biz Finance plc	8.750%	1/22/18	USD	200	158
Total Ukraine (Cost $3,597)						3,281
United Arab Emirates (5.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
2	Abu Dhabi National Energy Co.	5.875%	10/27/16	USD	260	289
2	Abu Dhabi National Energy Co.	4.125%	3/13/17	USD	200	212
2	Abu Dhabi National Energy Co.	2.500%	1/12/18	USD	200	201
2	Abu Dhabi National Energy Co.	6.250%	9/16/19	USD	275	316
2	Abu Dhabi National Energy Co.	5.875%	12/13/21	USD	200	225
2	Abu Dhabi National Energy Co.	3.625%	1/12/23	USD	400	379
2	Abu Dhabi National Energy Co.	6.500%	10/27/36	USD	100	116
3	ADCB Finance Cayman Ltd.	1.542%	1/9/17	USD	200	200
	ADCB Finance Cayman Ltd.	2.500%	3/6/18	USD	200	198
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	USD	425	412
	DEWA Sukuk 2013 Ltd.	3.000%	3/5/18	USD	300	300
[1,2] Dolphin Energy Ltd.		5.888%	6/15/19	USD	66	73
2	Dolphin Energy Ltd.	5.500%	12/15/21	USD	420	465
2	DP World Ltd.	6.850%	7/2/37	USD	400	409
2	DP World Sukuk Ltd.	6.250%	7/2/17	USD	370	410
2	Dubai Electricity & Water Authority	8.500%	4/22/15	USD	200	217
2	Dubai Electricity & Water Authority	6.375%	10/21/16	USD	100	111
2	Dubai Electricity & Water Authority	7.375%	10/21/20	USD	450	524
2	Emirate of Abu Dhabi	6.750%	4/8/19	USD	325	394
	Emirate of Dubai United Arab Emirates	6.700%	10/5/15	USD	200	216
	Emirate of Dubai United Arab Emirates	4.900%	5/2/17	USD	200	214
	Emirate of Dubai United Arab Emirates	7.750%	10/5/20	USD	100	120
	Emirate of Dubai United Arab Emirates	3.875%	1/30/23	USD	200	186
	Emirate of Dubai United Arab Emirates	5.250%	1/30/43	USD	200	169
	Emirates Airline	5.125%	6/8/16	USD	300	315
[1,2] Emirates Airline		4.500%	2/6/25	USD	160	149
	Emirates NBD PJSC	4.625%	3/28/17	USD	425	446
2	IPIC GMTN Ltd.	3.125%	11/15/15	USD	100	104

	IPIC GMTN Ltd.	1.750%	11/30/15	USD	450	454
2	IPIC GMTN Ltd.	3.750%	3/1/17	USD	445	470
2	IPIC GMTN Ltd.	5.000%	11/15/20	USD	250	272
2	IPIC GMTN Ltd.	5.500%	3/1/22	USD	310	341
2	IPIC GMTN Ltd.	6.875%	11/1/41	USD	200	246
	Jafz Sukuk Ltd.	7.000%	6/19/19	USD	200	227
2	MDC-GMTN B.V.	7.625%	5/6/19	USD	200	246
2	MDC-GMTN B.V.	5.500%	4/20/21	USD	200	222
	National Bank of Abu Dhabi PJSC	4.250%	3/25/15	USD	100	103
	National Bank of Abu Dhabi PJSC	3.250%	3/27/17	USD	200	209
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	USD	200	199
1	Ruwais Power Co. PJSC	6.000%	8/31/36	USD	200	214
	Union National Bank PJSC	3.875%	11/10/16	USD	200	210
[1,2] Waha Aerospace BV		3.925%	7/28/20	USD	85	89
Total United Arab Emirates (Cost $10,922)						10,872
Uruguay (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
1	Oriental Republic of Uruguay	4.500%	8/14/24	USD	596	586
	Oriental Republic of Uruguay	7.875%	1/15/33	USD	150	184
1	Oriental Republic of Uruguay	7.625%	3/21/36	USD	300	362
1	Oriental Republic of Uruguay	4.125%	11/20/45	USD	350	266
Total Uruguay (Cost $1,459)						1,398
Venezuela (4.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
	Bolivarian Republic of Venezuela	5.750%	2/26/16	USD	365	294
	Bolivarian Republic of Venezuela	13.625%	8/15/18	USD	300	281
	Bolivarian Republic of Venezuela	7.000%	12/1/18	USD	250	171
	Bolivarian Republic of Venezuela	7.750%	10/13/19	USD	600	399
	Bolivarian Republic of Venezuela	6.000%	12/9/20	USD	150	89
1	Bolivarian Republic of Venezuela	12.750%	8/23/22	USD	625	509
	Bolivarian Republic of Venezuela	9.000%	5/7/23	USD	825	530
	Bolivarian Republic of Venezuela	8.250%	10/13/24	USD	534	324
	Bolivarian Republic of Venezuela	7.650%	4/21/25	USD	250	147
	Bolivarian Republic of Venezuela	11.750%	10/21/26	USD	475	359
	Bolivarian Republic of Venezuela	9.250%	9/15/27	USD	850	561
	Bolivarian Republic of Venezuela	9.250%	5/7/28	USD	440	280
1	Bolivarian Republic of Venezuela	11.950%	8/5/31	USD	1,035	766
	Bolivarian Republic of Venezuela	9.375%	1/13/34	USD	450	281
	Bolivarian Republic of Venezuela	7.000%	3/31/38	USD	300	168
	Petroleos de Venezuela SA	5.250%	4/12/17	USD	1,000	678
1	Petroleos de Venezuela SA	8.500%	11/2/17	USD	1,600	1,239
1	Petroleos de Venezuela SA	9.000%	11/17/21	USD	488	323
1	Petroleos de Venezuela SA	12.750%	2/17/22	USD	630	514
1	Petroleos de Venezuela SA	6.000%	11/15/26	USD	900	464
	Petroleos de Venezuela SA	5.375%	4/12/27	USD	750	372
1	Petroleos de Venezuela SA	9.750%	5/17/35	USD	675	415
	Petroleos de Venezuela SA	5.500%	4/12/37	USD	200	96
Total Venezuela (Cost $11,430)						9,260
Vietnam (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Socialist Republic of Vietnam	6.875%	1/15/16	USD	100	106
	Socialist Republic of Vietnam	6.750%	1/29/20	USD	274	295

Total Vietnam (Cost $403)					401
Zambia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Zambia	5.375%	9/20/22	USD	200	167
Total Zambia (Cost $189)					167
Temporary Cash Investments (1.4%)
Time Deposits (0.3%)
United States Dollar Time Deposits	0.030%	2/3/14	USD	540	540
				Shares
Money Market Fund (1.1%)
[11] Vanguard Market Liquidity Fund	0.130%			2,168,744	2,169
Total Temporary Cash Instruments (Cost $2,709)					2,709
Total Investments (99.8%) (Cost $206,167)					198,772
Other Assets and Liabilities-Net (0.2%)					449
Net Assets (100%)					199,221

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $31,950,000, representing 16.0% of net assets.
3 Adjustable-rate security.
4 Guaranteed by the Republic of Hungary
5 Guaranteed by the Government of Mongolia.
6 Guaranteed by the Republic of Mozambique.
7 Guaranteed by the Republic of the Philippines
8 Guaranteed by the State of Qatar.
9 Guaranteed by the Republic of Turkey
10 Guaranteed by the Govenment of the Ukraine
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	200	—
Sovereign Bonds	—	195,863	—
Temporary Cash Investments	2,169	540	—
Total	2,169	196,603	—

C. At January 31, 2014, the cost of investment securities for tax purposes was $206,167,000. Net unrealized depreciation of investment securities for tax purposes was $7,395,000, consisting of unrealized gains of $551,000 on securities that had risen in value since their purchase and $7,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)
Australia (4.0%)
Telstra Corp. Ltd.	1,005,791	4,512
Wesfarmers Ltd.	106,728	3,923
BWP Trust	1,339,993	2,604
Woodside Petroleum Ltd.	32,208	1,050
Abacus Property Group	326,832	639
ASX Ltd.	17,478	543
		13,271
Belgium (0.6%)
Sofina SA	13,289	1,534
Elia System Operator SA/NV	12,605	580
		2,114
Brazil (0.6%)
CPFL Energia SA ADR	126,300	1,862

Canada (6.0%)
BCE Inc.	121,400	5,097
Bell Aliant Inc.	182,400	4,207
Toronto-Dominion Bank	43,000	3,719
Emera Inc.	105,650	2,976
Fortis Inc.	54,600	1,501
Cineplex Inc.	28,000	1,018
Canadian Oil Sands Ltd.	45,000	809
Gibson Energy Inc.	17,900	435
		19,762
Chile (0.1%)
Enersis SA ADR	35,000	464

Denmark (0.7%)
TDC A/S	234,302	2,203

France (0.3%)
BioMerieux	7,524	791
Orpea	2,015	111
		902
Germany (2.9%)
Fresenius Medical Care AG & Co. KGaA	37,535	2,640
Fielmann AG	23,476	2,620
Fresenius SE & Co. KGaA	14,661	2,286
Rhoen Klinikum AG	52,805	1,556
Deutsche Postbank AG	5,400	273
Freenet AG	6,145	187
		9,562
Hong Kong (4.5%)
CLP Holdings Ltd.	670,500	5,102
Yuexiu REIT	4,501,000	2,117
Chow Tai Fook Jewellery Group Ltd.	1,062,400	1,559
Towngas China Co. Ltd.	1,289,000	1,506

Hang Seng Bank Ltd.	71,800	1,124
Hopewell Highway Infrastructure Ltd.	1,991,000	927
Uni-President China Holdings Ltd.	999,000	901
Tingyi Cayman Islands Holding Corp.	318,000	827
Sun Art Retail Group Ltd.	378,250	494
Road King Infrastructure Ltd.	133,000	121
		14,678
India (1.5%)
Dr Reddy's Laboratories Ltd. ADR	69,200	2,887
Infosys Ltd. ADR	29,600	1,734
Wipro Ltd. ADR	26,800	347
		4,968
Ireland (0.2%)
Kerry Group plc Class A	7,616	512

Israel (0.2%)
* Koor Industries Ltd.	26,439	542
Paz Oil Co. Ltd.	1,008	149
		691
Italy (1.3%)
Parmalat SPA	1,249,262	4,158

Japan (7.1%)
Kagome Co. Ltd.	225,700	3,739
Yoshinoya Holdings Co. Ltd.	183,200	2,611
Benesse Holdings Inc.	65,800	2,597
TonenGeneral Sekiyu KK	173,000	1,516
MOS Food Services Inc.	57,100	1,192
Ministop Co. Ltd.	64,400	1,030
Kappa Create Holdings Co. Ltd.	47,250	917
Studio Alice Co. Ltd.	61,900	817
Fujiya Co. Ltd.	368,000	674
Ringer Hut Co. Ltd.	44,500	648
Dunlop Sports Co. Ltd.	50,500	631
Earth Chemical Co. Ltd.	18,600	626
Kisoji Co. Ltd.	32,100	590
Matsuya Foods Co. Ltd.	31,600	562
Senshukai Co. Ltd.	62,500	520
KEY Coffee Inc.	29,700	453
Sakata Seed Corp.	33,300	425
Keiyo Co. Ltd.	71,000	326
Nitto Kohki Co. Ltd.	18,200	324
Atom Corp.	58,100	305
Sagami Chain Co. Ltd.	32,000	292
Kasumi Co. Ltd.	42,200	280
Morinaga & Co. Ltd.	128,000	276
Kourakuen Corp.	19,000	264
Rock Field Co. Ltd.	13,500	237
Daisyo Corp.	18,000	226
ST Corp.	21,100	204
Toho Co. Ltd.	51,000	180
Saizeriya Co. Ltd.	13,500	160
Hioki EE Corp.	11,600	158
Taisei Lamick Co. Ltd.	5,800	151
Takihyo Co. Ltd.	36,000	145
Kyoto Kimono Yuzen Co. Ltd.	13,300	139

Itochu-Shokuhin Co. Ltd.	4,100	136
Daidoh Ltd.	16,000	108
		23,459
Mexico (0.5%)
Grupo Aeroportuario del Pacifico SAB de CV ADR	29,000	1,571

Netherlands (1.3%)
Wolters Kluwer NV	93,129	2,566
Ziggo NV	23,665	1,028
Koninklijke Boskalis Westminster NV	10,353	497
Beter Bed Holding NV	8,233	192
		4,283
Norway (0.8%)
Statoil ASA	108,625	2,578

Russia (0.7%)
MMC Norilsk Nickel OJSC ADR	159,078	2,423

Singapore (1.1%)
Singapore Airlines Ltd.	242,000	1,821
DBS Group Holdings Ltd.	141,000	1,820
		3,641
South Korea (2.3%)
S-Oil Corp.	57,862	3,697
POSCO	3,284	914
Bukwang Pharmaceutical Co. Ltd.	50,200	650
POSCO ADR	9,000	612
Macquarie Korea Infrastructure Fund	106,880	599
Daum Communications Corp.	4,596	342
Samsung Securities Co. Ltd.	6,000	243
Samsung Techwin Co. Ltd.	4,700	232
NH Investment & Securities Co. Ltd.	27,990	128
		7,417
Spain (0.0%)
Amadeus IT Holding SA	3,415	135

Sweden (0.4%)
Skanska AB Class B	41,366	814
Axfood AB	11,163	535
		1,349
Switzerland (4.7%)
Helvetia Holding AG	5,777	2,782
Kaba Holding AG Class B	5,720	2,614
Alpiq Holding AG	17,360	2,396
Novartis AG	26,699	2,112
Swisscom AG	2,938	1,615
Allreal Holding AG	9,242	1,284
Siegfried Holding AG	5,310	948
Kuehne & Nagel International AG	4,217	560
Nestle SA	6,650	482
Lindt & Spruengli AG	106	476
		15,269
Taiwan (1.9%)
Chunghwa Telecom Co. Ltd. ADR	135,500	3,984
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	70,100	1,186

Siliconware Precision Industries Co. ADR	199,100	1,137
		6,307
United Kingdom (10.2%)
Next plc	50,577	5,207
AstraZeneca plc	78,542	4,987
National Grid plc	356,213	4,621
British American Tobacco plc	86,820	4,157
Smith & Nephew plc	276,219	3,975
GlaxoSmithKline plc	101,676	2,618
DCC plc	51,973	2,361
Reed Elsevier plc	105,062	1,531
UK Commercial Property Trust Ltd.	884,670	1,119
F&C Commercial Property Trust Ltd.	537,029	1,077
Royal Dutch Shell plc Class A	19,333	668
Hikma Pharmaceuticals plc	20,683	408
* BTG plc	41,765	406
Inmarsat plc	30,220	348
		33,483
United States (45.3%)
Basic Materials (1.6%)
AMCOL International Corp.	66,088	2,252
Compass Minerals International Inc.	19,700	1,549
Sigma-Aldrich Corp.	16,000	1,487
		5,288
Consumer Goods (5.9%)
Vector Group Ltd.	277,400	4,954
Altria Group Inc.	120,500	4,244
Church & Dwight Co. Inc.	54,900	3,545
Philip Morris International Inc.	20,500	1,602
Coca-Cola Co.	41,100	1,554
* National Presto Industries Inc.	19,300	1,469
J&J Snack Foods Corp.	13,100	1,154
Reynolds American Inc.	16,200	786
		19,308
Consumer Services (4.7%)
Rollins Inc.	153,400	4,421
Wal-Mart Stores Inc.	35,650	2,662
AmerisourceBergen Corp. Class A	32,700	2,198
John Wiley & Sons Inc. Class A	30,300	1,641
Interval Leisure Group Inc.	51,400	1,357
Matthews International Corp. Class A	22,400	953
FactSet Research Systems Inc.	8,900	941
Service Corp. International	50,400	892
HSN Inc.	7,500	411
		15,476
Financials (11.5%)
Colony Financial Inc.	225,000	4,995
Starwood Property Trust Inc.	153,600	4,639
1 Hudson Pacific Properties Inc.	210,500	4,574
Capitol Federal Financial Inc.	372,300	4,456
* Markel Corp.	8,100	4,367
Oritani Financial Corp.	118,900	1,872
* Berkshire Hathaway Inc. Class B	15,870	1,771
Marsh & McLennan Cos. Inc.	38,000	1,737
Wells Fargo & Co.	36,300	1,646

	Home Loan Servicing Solutions Ltd.	73,300	1,504
*	Beneficial Mutual Bancorp Inc.	107,900	1,282
	IntercontinentalExchange Group Inc.	4,800	1,002
	US Bancorp	24,300	965
	Capital One Financial Corp.	13,400	946
	Investors Real Estate Trust	82,500	717
*	TFS Financial Corp.	55,100	633
*	Crown Castle International Corp.	8,800	625
	Brookline Bancorp Inc.	9,900	88
			37,819
Health Care (5.5%)
	Allergan Inc.	33,600	3,851
	Merck & Co. Inc.	59,600	3,157
*	ArthroCare Corp.	69,300	3,145
	Johnson & Johnson	32,500	2,875
*	Haemonetics Corp.	66,600	2,523
*	Henry Schein Inc.	21,700	2,493
			18,044
Industrials (6.3%)
	Jack Henry & Associates Inc.	77,200	4,306
	United Parcel Service Inc. Class B	43,900	4,181
	General Dynamics Corp.	25,900	2,624
	Paychex Inc.	57,800	2,417
	3M Co.	16,300	2,090
	Danaher Corp.	20,100	1,495
	Carlisle Cos. Inc.	15,700	1,170
	Amphenol Corp. Class A	12,100	1,051
	Emerson Electric Co.	12,400	818
	Illinois Tool Works Inc.	3,500	276
	Landauer Inc.	3,900	180
	Curtiss-Wright Corp.	2,000	123
			20,731
Oil & Gas (1.6%)
	Exxon Mobil Corp.	34,900	3,216
	Chevron Corp.	17,000	1,898
			5,114
Technology (7.1%)
	Amdocs Ltd.	112,300	4,858
	Intuit Inc.	59,900	4,388
*,1 Comverse Inc.		121,000	4,361
	Motorola Solutions Inc.	48,800	3,113
*	VeriSign Inc.	50,100	2,943
	QUALCOMM Inc.	26,700	1,982
*	CACI International Inc. Class A	24,600	1,821
			23,466
Telecommunications (0.4%)
*	tw telecom inc Class A	32,100	945
	AT&T Inc.	15,000	500
			1,445
Utilities (0.7%)
	Empire District Electric Co.	67,700	1,554
	Northeast Utilities	14,000	613
			2,167
Total United States			148,858

Total Investments (99.2%) (Cost $325,740)	325,920
Other Assets and Liabilities-Net (0.8%)	2,539
Net Assets (100%)	328,459

* Non-income-producing security.
1 Securities with a value of $1,265,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	35,546	141,516	—
Common Stocks—United States	148,858	—	—
Futures Contracts—Liabilities[1]	(4)	—	—

Global Minimum Volatility Fund

Forward Currency Contracts—Assets	—	1,023	—
Forward Currency Contracts—Liabilities	—	(232)	—
Total	184,400	142,307	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Global Minimum Volatility Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	10	888	(4)
FTSE 100 Index	March 2014	2	212	1
Dow Jones EURO STOXX 50 Index	March 2014	5	204	15
Topix Index	March 2014	1	119	—
S&P ASX 200 Index	March 2014	1	112	6
				18

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	4/2/14	USD	(497)	CLP	(274,915)	6
Credit Suisse International	4/2/14	USD	(682)	CAD	(763)	(2)
Credit Suisse International	4/2/14	USD	(704)	ILS	(2,462)	4
Credit Suisse International	4/2/14	USD	(1,392)	SEK	(8,964)	25
Credit Suisse International	4/2/14	USD	(1,538)	MXN	(20,781)	(8)
Credit Suisse International	4/2/14	USD	(1,875)	BRL	(4,598)	—
Credit Suisse International	4/2/14	USD	(2,492)	RUB	(87,602)	30
Credit Suisse International	4/2/14	USD	(2,620)	NOK	(16,185)	47
Credit Suisse International	4/2/14	USD	(4,864)	INR	(312,353)	(51)
Credit Suisse International	4/2/14	USD	(6,454)	TWD	(195,598)	(15)
Credit Suisse International	4/2/14	USD	(7,306)	KRW	(7,938,070)	(83)
Credit Suisse International	4/2/14	USD	(13,360)	AUD	(15,338)	(10)
Credit Suisse International	4/2/14	USD	(15,483)	CHF	(13,873)	174
Credit Suisse International	4/2/14	USD	(19,181)	CAD	(21,247)	131
Credit Suisse International	4/2/14	USD	(23,565)	JPY	(2,413,260)	(63)
Credit Suisse International	4/2/14	USD	(24,373)	EUR	(17,827)	330
Credit Suisse International	4/2/14	USD	(34,258)	GBP	(20,681)	276
						791
AUD—Australian dollar.
BRL—Brazilian real.

Global Minimum Volatility Fund

CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
EUR—Euro.
GBP—British pound.
ILS—Israel shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
RUB—Russian ruble.
SEK—Swedish krona.
TWD—Taiwan dollar.
USD—U.S. dollar.

At January 31, 2014, the counterparty had deposited in segregated accounts securities with a value of $1,112,000 in connection with amounts due to the fund for open forward currency contracts.

E. At January 31, 2014, the cost of investment securities for tax purposes was $325,740,000. Net unrealized appreciation of investment securities for tax purposes was $180,000, consisting of unrealized gains of $7,948,000 on securities that had risen in value since their purchase and $7,768,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 19, 2014
VANGUARD WHITEHALL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.